UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:6/30/09

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2009

JNF Equity Portfolio

JNF Balanced Portfolio

JNF Loomis Sayles Bond Portfolio

JNF Money Market Portfolio

Each a series of the Northern Lights Variable Trust

JNF PORTFOLIOS
PORTFOLIO REVIEW
June 30, 2009 (unaudited)

JNF Equity Portfolio

The Portfolio's performance figures* for the period ended June 30, 2009, as compared to its benchmark:

	Six Months	One Year	Since Inception**
JNF Equity Portfolio	7.48%	-32.73%	-23.66%
Russell Midcap Total Return	9.96%	-30.36%	-19.48%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or on the redemptions of Portfolio shares.  Returns greater than 1 year are annualized.

** Inception date is May 1, 2007.

Top Ten Holdings by Industry		% of Net Assets
Retail		7.4%
Insurance		5.3%
Electric		5.3%
REITS		5.0%
Commercial Services		4.6%
Oil & Gas		4.4%
Semiconductors		4.1%
Distribution/Wholesale		3.8%
Computers		3.6%
Chemicals		3.3%
Other, Cash & Cash Equivalents		53.2%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

JNF PORTFOLIOS
PORTFOLIO REVIEW
June 30, 2009 (unaudited)

JNF Balanced Portfolio

The Portfolio's performance figures* for the period ended June 30, 2009, as compared to its benchmark:

	Six Months	One Year	Since Inception**
JNF Balanced Portfolio	3.76%	-15.41%	-10.55%
Barclay's Capital US Aggregate Bond Index	1.90%	6.05%	5.58%
Russell 1000 Total Return Index	4.32%	-26.69%	-17.98%
Blended Benchmark Index ***	3.59%	-16.87%	-10.91%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or on the redemptions of Portfolio shares.  Returns greater than 1 year are annualized

** Inception date is May 1, 2007.
*** The Blended Benchmark Index represents a blend of 70% Russell 1000 Total Return Index and 30% Barclay's Capital US Aggregate Bond Index.

Top Ten Holdings by Industry		% of Net Assets
Oil & Gas		8.2%
US Government Agencies		7.7%
Banks		6.2%
US Government Agencies - Mortgage Backed		5.6%
Pharmaceuticals		5.3%
Computers		4.9%
Retail		4.8%
Telecommunications		4.5%
Electric		3.4%
Healthcare-Products		3.1%
Other, Cash & Cash Equivalents		46.3%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

JNF PORTFOLIOS
PORTFOLIO REVIEW
June 30, 2009 (unaudited)

JNF Loomis Sayles Bond Portfolio

The Portfolio's performance figures* for the period ended June 30, 2009, as compared to its benchmark:

	Six Months	One Year	Since Inception**
JNF Loomis Sayles Bond Portfolio	20.18%	-5.84%	-6.67%
Merrill Lynch U.S. Corporate and Government Index	0.80%	4.76%	3.35%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or on the redemptions of Portfolio shares.  Returns greater than 1 year are annualized.

** Inception date is May 1, 2008

Top Ten Holdings by Industry		% of Net Assets
Telecommunications		13.3%
Diversified Financial Services		10.1%
Foreign Government		9.4%
Retail		6.1%
Oil & Gas		5.5%
Commercial MBS		4.6%
Forest Products & Paper		4.4%
Media		4.1%
Healthcare-Services		3.3%
Banks		3.2%
Other, Cash & Cash Equivalents		36.0%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

JNF PORTFOLIOS
PORTFOLIO REVIEW
June 30, 2009 (unaudited)

JNF Money Market Portfolio

Top Ten Holdings by Industry		% of Net Assets
Commercial Paper		78.2%
Corporate Notes		12.3%
Municipal Bonds		11.0%
Other, Cash & Cash Equivalents		-1.5%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

	JNF Equity Portfolio
	PORTFOLIO OF INVESTMENTS
	June 30, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 99.0%
	ADVERTISING - 0.5%
4,100	Harte-Hanks, Inc.	$ 37,925
54,800	Interpublic Group of Cos., Inc. *	276,740
		314,665
	AEROSPACE / DEFENSE - 1.1%
500	Cubic Corp.	17,895
7,900	Goodrich Corp.	394,763
4,400	L-3 Communications Holdings, Inc.	305,272
900	Orbital Sciences Corp. *	13,653
		731,583
	AGRICULTURE - 1.2%
1,500	Andersons, Inc.	44,910
5,600	Bunge Ltd.	337,400
6,100	Lorillard, Inc.	413,397
600	Vector Group Ltd.	8,574
		804,281
	AIRLINES - 0.2%
4,000	Airtran Holdings, Inc. *	24,760
500	Alaska Air Group, Inc. *	9,130
300	Allegiant Travel Co. *	11,892
16,300	Hawaiian Holdings, Inc. *	98,126
1,200	Skywest, Inc.	12,240
		156,148
	APPAREL - 0.7%
1,500	Carter's, Inc. *	36,915
300	Deckers Outdoor Corp. *	21,081
11,500	Jones Apparel Group, Inc.	123,395
400	Perry Ellis International, Inc. *	2,912
3,300	Polo Ralph Lauren Corp. - Cl. A	176,682
200	Steven Madden Ltd. *	5,090
400	Timberland Co. - Cl. A *	5,308
1,750	Warnaco Group, Inc. *	56,700
900	Wolverine World Wide, Inc.	19,854
		447,937
	AUTO MANUFACTURERS - 0.3%
14,600	Force Protection, Inc. *	129,064
13,900	Ford Motor Co. *	84,373
		213,437

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	AUTO PARTS & EQUIPMENT - 0.3%
2,500	BorgWarner, Inc.	$ 85,375
6,900	Federal Mogul Corp. *	65,205
1,100	Spartan Motors, Inc.	12,463
2,900	Standard Motor Products, Inc.	23,983
		187,026
	BANKS - 3.0%
9,900	Bank of Hawaii Corp.	354,717
3,700	BOK Financial Corp.	139,379
600	Cass Information Systems, Inc.	19,644
700	Community Trust Bancorp, Inc.	18,725
4,900	Cullen/Frost Bankers, Inc.	225,988
22,300	Fifth Third Bancorp	158,330
1,100	First Financial Bankshares, Inc.	55,396
400	First Financial Corp.	12,632
9,000	First Horizon National Corp. *	108,000
500	Hancock Holding Co.	16,245
800	Independent Bank Corp.	15,760
400	Metro Bancorp, Inc. *	7,704
1,900	Northern Trust Corp.	101,992
1,000	Park National Corp.	56,480
900	Peoples Bancorp, Inc.	15,345
2,500	Prosperity Bancshares, Inc.	74,575
10,600	Regions Financial Corp.	42,824
1,000	Republic Bancorp, Inc. - Cl. A	22,590
100	Sun Bancorp, Inc. *	518
700	Tompkins Financial Corp.	33,565
2,100	Trustco Bank Corp.	12,411
1,300	Trustmark Corp.	25,116
2,000	UMB Financial Corp.	76,020
2,500	United Bankshares, Inc.	48,850
1,200	Westamerica Bancorporation	59,532
13,000	Wilmington Trust Corp.	177,580
6,000	Wintrust Financial Corp.	96,480
		1,976,398
	BEVERAGES - 1.1%
29,300	Coca-Cola Enterprises, Inc.	487,845
2,000	Molson Coors Brewing Co. - Cl. B	84,660
800	National Beverage Corp. *	8,520
3,100	Pepsi Bottling Group, Inc.	104,904
		685,929

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	BIOTECHNOLOGY - 1.6%
200	Acorda Therapeutics, Inc. *	$ 5,638
200	Alexion Pharmaceuticals, Inc. *	8,224
100	Bio-Rad Laboratories, Inc. *	7,548
400	Celera Corp. *	3,052
7,100	Charles River Laboratories International, Inc. *	239,625
1,800	Cubist Pharmaceuticals, Inc. *	32,994
1,700	Emergent Biosolutions, Inc. *	24,361
2,200	Enzon Pharmaceuticals, Inc. *	17,314
2,100	Human Genome Sciences, Inc. *	6,006
2,100	Idera Pharmaceuticals, Inc. *	12,306
8,000	Immunomedics, Inc. *	20,320
10,792	Life Technologies Corp. *	450,242
1,700	Martek Biosciences Corp.	35,955
15,000	Maxygen, Inc. *	100,800
1,000	Myriad Genetics, Inc. *	35,650
300	OSI Pharmaceuticals, Inc. *	8,469
200	Regeneron Pharmaceuticals, Inc. *	3,584
6,600	Repligen Corp. *	36,300
3,800	SuperGen, Inc. *	7,638
		1,056,026
	BUILDING MATERIALS - 0.2%
800	AAON, Inc.	15,936
300	Apogee Enterprises, Inc.	3,690
7,300	Gibraltar Industries, Inc.	50,151
7,700	Masco Corp.	73,766
500	Universal Forest Products, Inc.	16,545
		160,088
	CHEMICALS - 3.3%
3,100	Ashland, Inc.	86,955
7,200	Celanese Corp.	171,000
3,000	CF Industries Holdings, Inc.	222,420
5,200	Cytec Industries, Inc.	96,824
3,700	Eastman Chemical Co.	140,230
4,800	Ecolab, Inc.	187,152
5,600	FMC Corp.	264,880
7,600	ICO, Inc. *	20,672
1,700	Innophos Holdings, Inc.	28,713
3,450	Innospec, Inc.	37,087
5,500	Lubrizol Corp.	260,205
300	NewMarket Corp.	20,199

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	CHEMICALS (continued) - 3.3%
2,500	OM Group, Inc. *	$ 72,550
400	Schulman A, Inc.	6,044
2,450	Sherwin-Williams Co.	131,688
2,400	Sigma-Aldrich Corp.	118,944
6,300	Spartech Corp.	57,897
600	Stepan Co.	26,496
3,100	Terra Industries, Inc.	75,082
4,200	Valspar Corp.	94,626
1,900	Westlake Chemical Corp.	38,741
		2,158,405
	COAL - 0.7%
4,900	Alpha Natural Resources, Inc. *	128,723
10,600	Foundation Coal Holdings, Inc.	297,966
		426,689
	COMMERCIAL SERVICES - 4.6%
200	Administaff, Inc.	4,654
2,600	Advance America Cash Advance Centers, Inc.	11,518
100	Advisory Board Co. *	2,570
7,400	Alliance Data Systems Corp. *	304,806
300	American Public Education, Inc. *	11,883
5,550	Apollo Group, Inc. *	394,716
400	Capella Education Co. *	23,980
3,200	Career Education Corp. *	79,648
4,300	Cenveo, Inc. *	18,189
2,100	Corinthian Colleges, Inc. *	35,553
1,100	Deluxe Corp.	14,091
3,500	DynCorp International, Inc. *	58,765
800	Emergency Medical Services Corp. *	29,456
1,000	Gartner, Inc. *	15,260
1,000	Geo Group, Inc. *	18,580
1,600	Global Cash Access Holdings, Inc. *	12,736
1,400	Healthcare Services Group, Inc.	25,032
19,000	Hertz Global Holdings, Inc. *	151,810
10,400	Hewitt Associates, Inc. - Cl. A *	309,712
1,200	HMS Holdings Corp. *	48,864
600	ICT Group, Inc. *	5,238
4,300	Iron Mountain, Inc. *	123,625
1,300	ITT Educational Services, Inc. *	130,858
900	Kendle International, Inc. *	11,016

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	COMMERCIAL SERVICES (continued) - 4.6%
1,000	Learning Tree International, Inc. *	$ 10,300
3,700	Lender Processing Services, Inc.	102,749
1,000	Lincoln Educational Services Corp. *	20,930
100	MAXIMUS, Inc.	4,125
1,000	Net 1 UEPS Technologies, Inc. *	13,590
4,600	PHH Corp. *	83,628
300	Pre-Paid Legal Services, Inc. *	13,077
1,300	Rent-A-Center, Inc. *	23,179
1,600	Rollins, Inc.	27,696
14,800	RR Donnelley & Sons Co.	171,976
4,100	SAIC, Inc. *	76,055
15,600	Spherion Corp. *	64,272
2,200	StarTek, Inc. *	17,644
500	Steiner Leisure Ltd. *	15,265
600	Strayer Education, Inc.	130,866
700	SuccessFactors, Inc. *	6,426
3,600	TeleTech Holdings, Inc. *	54,540
5,000	Valassis Communications, Inc. *	30,550
1,800	Viad Corp.	30,996
900	VistaPrint Ltd. *	38,385
9,100	Volt Information Sciences, Inc. *	57,057
4,500	Weight Watchers International, Inc.	115,965
900	Wright Express Corp. *	22,923
		2,974,754
	COMPUTERS - 3.6%
39,300	Cadence Design Systems, Inc. *	231,870
3,500	Ciber, Inc. *	10,850
11,000	Computer Sciences Corp. *	487,300
4,700	COMSYS IT Partners, Inc. *	27,495
4,900	Cray, Inc. *	38,612
6,200	Insight Enterprises, Inc. *	59,892
600	Jack Henry & Associates, Inc.	12,450
1,400	Manhattan Associates, Inc. *	25,508
2,100	Mercury Computer Systems, Inc. *	19,425
400	Micros Systems, Inc. *	10,128
28,200	NCR Corp. *	333,606
8,100	NetApp, Inc. *	159,732

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	COMPUTERS (continued) - 3.6%
600	Perot Systems Corp. - Cl. A *	$ 8,598
1,200	Radisys Corp. *	10,812
1,000	Riverbed Technology, Inc. *	23,190
5,500	SanDisk Corp. *	80,795
9,800	Seagate Technology	102,508
1,000	STEC, Inc. *	23,190
15,000	Sun Microsystems, Inc. *	138,300
2,000	SYKES Enterprises, Inc. *	36,180
2,400	Synaptics, Inc. *	92,760
6,300	Synopsys, Inc. *	122,913
400	Syntel, Inc.	12,576
4,400	Teradata Corp. *	103,092
7,400	Western Digital Corp. *	196,100
		2,367,882
	COSMETICS/PERSONAL CARE - 0.3%
6,500	Avon Products, Inc.	167,570

	DISTRIBUTION/WHOLESALE - 3.8%
3,700	Beacon Roofing Supply, Inc. *	53,502
5,000	Brightpoint, Inc. *	31,350
1,400	Core-Mark Holding Co., Inc. *	36,484
700	Fossil, Inc. *	16,856
3,800	Genuine Parts Co.	127,528
38,600	Ingram Micro, Inc. *	675,500
800	MWI Veterinary Supply, Inc. *	27,888
2,800	Owens & Minor, Inc.	122,696
5,800	Scansource, Inc. *	142,216
17,200	Tech Data Corp. *	562,612
200	United Stationers, Inc. *	6,976
16,700	WESCO International, Inc. *	418,168
3,000	WW Grainger, Inc.	245,640
		2,467,416
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
12,600	AmeriCredit Corp. *	170,730
9,800	Discover Financial Services	100,646
8,900	Eaton Vance Corp.	238,075
10,500	Federated Investors, Inc. - Cl. B	252,945

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	DIVERSIFIED FINANCIAL SERVICES (continued) - 3.2%
200	GAMCO Investors, Inc.	$ 9,700
1,000	International Assets Holding Corp. *	14,870
13,900	Invesco Ltd.	247,698
23,300	Jefferies Group, Inc. *	496,989
2,800	Nelnet, Inc. - Cl. A *	38,052
3,000	NYSE Euronext	81,750
4,850	Ocwen Financial Corp. *	62,905
1,900	optionsXpress Holdings, Inc.	29,507
3,700	Penson Worldwide, Inc. *	33,115
8,000	Raymond James Financial, Inc.	137,680
7,900	TradeStation Group, Inc. *	66,834
2,700	Waddell & Reed Financial, Inc. - Cl. A	71,199
800	World Acceptance Corp. *	15,928
		2,068,623
	ELECTRIC - 5.3%
45,800	AES Corp. *	531,738
1,850	Avista Corp.	32,948
3,000	Black Hills Corp.	68,970
11,500	Calpine Corp. *	128,225
800	CH Energy Group, Inc.	37,360
25,100	CMS Energy Corp.	303,208
7,500	Consolidated Edison, Inc.	280,650
5,200	Constellation Energy Group, Inc.	138,216
6,900	DTE Energy Co.	220,800
25,800	Hawaiian Electric Industries, Inc.	491,748
700	IDACORP, Inc.	18,298
24,900	Mirant Corp. *	391,926
500	NorthWestern Corp.	11,380
11,000	NSTAR	353,210
10,450	Pinnacle West Capital Corp.	315,068
9,400	PNM Resources, Inc.	100,674
		3,424,419
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
600	GrafTech International Ltd. *	6,786
2,800	Powell Industries, Inc. *	103,796
		110,582

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	ELECTRONICS - 0.6%
50	American Science & Engineering, Inc.	$ 3,456
100	Axsys Technologies, Inc. *	5,364
2,100	Benchmark Electronics, Inc. *	30,240
1,250	Cymer, Inc. *	37,162
300	Dionex Corp. *	18,309
300	FEI Co. *	6,870
500	NVE Corp. *	24,300
900	OSI Systems, Inc. *	18,765
11,700	PerkinElmer, Inc.	203,580
1,600	TTM Technologies, Inc. *	12,736
750	Varian, Inc. *	29,573
		390,355
	ENGINEERING & CONSTRUCTION - 1.6%
4,900	Dycom Industries, Inc. *	54,243
4,400	EMCOR Group, Inc. *	88,528
13,600	Fluor Corp.	697,544
7,500	KBR, Inc.	138,300
500	Michael Baker Corp. *	21,180
800	VSE Corp.	20,928
		1,020,723
	ENTERTAINMENT - 0.3%
1,000	Bally Technologies, Inc. *	29,920
800	Cinemark Holdings, Inc.	9,056
3,100	DreamWorks Animation SKG, Inc. - Cl. A *	85,529
1,600	Isle of Capri Casinos, Inc. *	21,312
2,500	Penn National Gaming, Inc. *	72,775
		218,592
	ENVIRONMENTAL CONTROL - 0.4%
300	Clean Harbors, Inc. *	16,197
2,300	Darling International, Inc. *	15,180
9,200	Republic Services, Inc.	224,572
700	Tetra Tech, Inc. *	20,055
		276,004
	FOOD - 3.1%
800	American Dairy, Inc. *	31,728
1,000	American Italian Pasta Co. *	29,140
700	Calavo Growers, Inc.	13,881
6,500	Campbell Soup Co.	191,230

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	FOOD (continued) - 3.1%
4,200	Chiquita Brands International, Inc. *	$ 43,092
29,400	ConAgra Foods, Inc.	560,364
5,600	Hershey Co.	201,600
700	J&J Snack Foods Corp.	25,130
5,100	Kroger Co.	112,455
1,000	Lancaster Colony Corp.	44,070
3,500	Safeway, Inc.	71,295
400	Sanderson Farms, Inc.	18,000
60,700	Sara Lee Corp.	592,432
5,900	Winn-Dixie Stores, Inc. *	73,986
		2,008,403
	FOREST PRODUCTS & PAPER - 0.9%
900	Clearwater Paper Corp. *	22,761
21,300	MeadWestvaco Corp.	349,533
7,400	Plum Creek Timber Co., Inc.	220,372
		592,666
	GAS - 3.1%
13,700	Atmos Energy Corp.	343,048
650	Laclede Group, Inc.	21,535
2,100	New Jersey Resources Corp.	77,784
700	Nicor, Inc.	24,234
20,100	NiSource, Inc.	234,366
4,900	Sempra Energy	243,187
27,600	UGI Corp.	703,524
14,100	Vectren Corp.	330,363
300	WGL Holdings, Inc.	9,606
		1,987,647
	HEALTHCARE-PRODUCTS - 2.6%
2,800	Affymetrix, Inc. *	16,604
800	Align Technology, Inc. *	8,480
4,300	American Medical Systems Holdings, Inc. *	67,940
3,100	CR Bard, Inc.	230,795
1,300	Cyberonics, Inc. *	21,619
1,900	Gen-Probe, Inc. *	81,662
800	Genomic Health, Inc. *	13,864
10,400	Hill-Rom Holdings, Inc.	168,688
9,600	Hospira, Inc. *	369,792

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	HEALTHCARE-PRODUCTS (continued) - 2.6%
600	ICU Medical, Inc. *	$ 24,690
800	Immucor, Inc. *	11,008
1,000	Luminex Corp. *	18,540
900	Masimo Corp. *	21,699
400	Merit Medical Systems, Inc. *	6,520
300	NuVasive, Inc. *	13,380
200	Orthofix International NV *	5,002
3,700	PSS World Medical, Inc. *	68,487
4,900	ResMed, Inc. *	199,577
800	SonoSite, Inc. *	16,048
1,000	STERIS Corp.	26,080
400	Symmetry Medical, Inc. *	3,728
300	Synovis Life Technologies, Inc. *	6,231
1,500	Thoratec Corp. *	40,170
5,650	Varian Medical Systems, Inc. *	198,541
2,100	Vital Images, Inc. *	23,835
		1,662,980
	HEALTHCARE-SERVICES - 2.2%
400	America Service Group, Inc. *	6,428
2,200	AMERIGROUP Corp. *	59,070
3,200	Centene Corp. *	63,936
18,200	CIGNA Corp.	438,438
12,900	Health Net, Inc. *	200,595
17,800	Humana, Inc. *	574,228
1,800	Kindred Healthcare, Inc. *	22,266
1,200	LHC Group, Inc. *	26,652
100	Magellan Health Services, Inc. *	3,282
1,800	Molina Healthcare, Inc. *	43,056
600	RehabCare Group, Inc. *	14,358
		1,452,309
	HOME BUILDERS - 0.7%
19,000	DR Horton, Inc.	177,840
10,600	KB Home	145,008
5,200	MDC Holdings, Inc.	156,572
		479,420

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	HOME FURNISHINGS - 0.2%
300	American Woodmark Corp.	$ 7,185
9,900	Furniture Brands International, Inc.	29,997
5,600	La-Z-Boy, Inc.	26,432
4,900	Tempur-Pedic International, Inc.	64,043
1,600	TiVo, Inc. *	16,768
		144,425
	HOUSEHOLD PRODUCTS/WARES - 0.7%
7,100	Central Garden and Pet Co. - Cl. A *	69,935
3,100	Fortune Brands, Inc.	107,694
600	Helen of Troy Ltd. *	10,074
4,300	Jarden Corp. *	80,625
4,900	Scotts Miracle-Gro Co.	171,745
2,500	Standard Register Co.	8,150
1,400	Tupperware Brands Corp.	36,428
		484,651
	HOUSEWARES - 0.2%
9,800	Newell Rubbermaid, Inc.	102,018

	INSURANCE - 5.3%
600	Alleghany Corp. *	162,600
5,300	American Equity Investment Life Holding Co.	29,574
10,100	American Financial Group, Inc.	217,958
1,700	American Safety Insurance Holdings Ltd. *	23,137
400	Amerisafe, Inc. *	6,224
8,000	Arch Capital Group Ltd. *	468,640
3,400	Aspen Insurance Holdings Ltd.	75,956
6,300	Assured Guaranty Ltd.	77,994
7,000	Conseco, Inc. *	16,590
7,200	Crawford & Co. - Cl. B *	34,560
1,000	Delphi Financial Group, Inc. - Cl. A	19,430
10,100	Endurance Specialty Holdings Ltd.	295,930
5,200	Fidelity National Financial, Inc. - Cl. A	70,356
4,000	First American Corp.	103,640
300	FPIC Insurance Group, Inc. *	9,186
1,200	Infinity Property & Casualty Corp.	43,752
5,900	Lincoln National Corp.	101,539
5,700	Marsh & McLennan Cos., Inc.	114,741
2,200	Mercury General Corp.	73,546
100	National Western Life Insurance Co.	11,675

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	INSURANCE (continued) - 5.3%
8,800	Old Republic International Corp.	$ 86,680
5,550	PartnerRe Ltd.	360,473
300	Platinum Underwriters Holdings Ltd.	8,577
3,700	Principal Financial Group, Inc.	69,708
14,700	Protective Life Corp.	168,168
2,400	RenaissanceRe Holdings Ltd.	111,696
800	Selective Insurance Group	10,216
200	Tower Group, Inc.	4,956
28,000	Unitrin, Inc.	336,560
14,800	Unum Group	234,728
7,400	XL Capital Ltd. - Cl. A	84,804
		3,433,594
	INTERNET - 1.5%
1,400	AsiaInfo Holdings, Inc. *	24,094
12,000	Earthlink, Inc. *	88,920
2,500	F5 Networks, Inc. *	86,475
3,500	i2 Technologies, Inc. *	43,925
11,400	Ipass, Inc. *	18,240
700	j2 Global Communications, Inc. *	15,792
9,300	Liberty Media Corp. *	46,593
5,100	McAfee, Inc. *	215,169
300	NetFlix, Inc. *	12,402
2,900	NutriSystem, Inc.	42,050
1,200	Online Resources Corp. *	7,488
600	priceline.com, Inc. *	66,930
1,900	S1 Corp. *	13,110
3,100	Sohu.com, Inc. *	194,773
1,100	TeleCommunication Systems, Inc. *	7,821
1,300	TIBCO Software, Inc. *	9,321
3,700	Valueclick, Inc. *	38,924
1,100	Vignette Corp. *	14,465
		946,492
	INVESTMENT COMPANIES - 0.2%
14,400	Apollo Investment Corp.	86,400
5,300	Ares Capital Corp.	42,718
10,500	MCG Capital Corp. *	25,515
1,000	PennantPark Investment Corp.	7,100
		161,733

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	IRON / STEEL - 0.5%
10,000	AK Steel Holding Corp.	$ 191,900
5,300	Carpenter Technology Corp.	110,293
10,600	Sutor Technology Group Ltd. *	34,662
		336,855
	LEISURE TIME - 0.1%
1,300	Polaris Industries, Inc.	41,756
3,700	Royal Caribbean Cruises Ltd.	50,098
		91,854
	LODGING - 0.1%
7,300	Wyndham Worldwide Corp.	88,476

	MACHINERY-CONSTRUCTION & MINING - 1.0%
17,900	Joy Global, Inc.	639,388

	MACHINERY-DIVERSIFIED - 1.4%
2,000	Briggs & Stratton Corp.	26,680
2,100	Chart Industries, Inc. *	38,178
8,100	Cummins, Inc.	285,201
5,600	Flowserve Corp.	390,936
300	NACCO Industries, Inc. - Cl. A	8,616
2,500	Nordson Corp.	96,650
1,600	Presstek, Inc. *	2,224
2,900	Tecumseh Products Co. - Cl. A *	28,159
100	Wabtec Corp.	3,217
		879,861
	MEDIA - 0.8%
7,900	Belo Corp.	14,141
3,100	Discovery Communications, Inc. - Cl. A *	69,905
7,400	Discovery Communications, Inc. - Cl. C *	151,922
6,200	Entercom Communications Corp. - Cl. A	9,486
7,100	McGraw-Hill Cos, Inc.	213,781
2,100	Scripps Networks Interactive, Inc.	58,443
		517,678
	METAL FABRICATE / HARDWARE - 0.2%
200	Ampco-Pittsburgh Corp.	4,690
4,900	Commercial Metals Co.	78,547
300	LB Foster Co. - Cl. A *	9,021
2,600	Worthington Industries, Inc.	33,254
		125,512

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	MINING - 0.1%
900	Compass Minerals International, Inc.	$ 49,419

	MISCELLANEOUS MANUFACTURING - 2.3%
6,400	Brink's Co.	185,792
12,900	Cooper Industries Ltd.	400,545
2,500	Donaldson Co., Inc.	86,600
3,200	Dover Corp.	105,888
8,700	Federal Signal Corp.	66,555
2,600	Flanders Corp. *	15,886
3,400	Ingersoll-Rand PLC - Cl. A	71,060
33,500	Leggett & Platt, Inc.	510,205
1,700	SPX Corp.	83,249
2,300	Standex International Corp.	26,680
		1,552,460
	OFFICE FURNISHINGS - 0.0%
300	Herman Miller, Inc.	4,602

	OIL & GAS - 4.4%
600	Bill Barrett Corp. *	16,476
3,700	Cimarex Energy Co.	104,858
400	Comstock Resources, Inc. *	13,220
900	Contango Oil & Gas Co. *	38,241
7,700	CVR Energy, Inc. *	56,441
2,800	Delek US Holdings, Inc.	23,744
14,500	Endeavour International Corp. *	19,720
8,600	ENSCO International, Inc.	299,882
10,600	Frontier Oil Corp.	138,966
6,200	Holly Corp.	111,476
5,500	Mariner Energy, Inc. *	64,625
9,100	Murphy Oil Corp.	494,312
2,500	Newfield Exploration Co. *	81,675
16,200	Noble Corp.	490,050
3,700	Noble Energy, Inc.	218,189
6,600	Parker Drilling Co. *	28,644

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	OIL & GAS (continued) - 4.4%
11,800	Rowan Cos, Inc.	$ 227,976
4,300	Southwestern Energy Co. *	167,055
4,800	Stone Energy Corp. *	35,616
4,400	Sunoco, Inc.	102,080
9,700	Tesoro Corp.	123,481
400	Venoco, Inc. *	3,068
800	Western Refining, Inc. *	5,648
		2,865,443
	OIL & GAS SERVICES - 0.8%
500	Dawson Geophysical Co. *	14,925
100	Dril-Quip, Inc. *	3,810
3,800	Exterran Holdings, Inc. *	60,952
1,500	Geokinetics, Inc. *	20,475
15,500	Global Industries Ltd. *	87,730
5,100	Matrix Service Co. *	58,548
5,500	Oil States International, Inc. *	133,155
18,600	Tetra Technologies, Inc. *	148,056
1,300	Willbros Group, Inc. *	16,263
		543,914
	PACKAGING & CONTAINERS - 0.7%
900	Bway Holding Co. *	15,777
4,400	Crown Holdings, Inc. *	106,216
6,300	Owens-Illinois, Inc. *	176,463
200	Silgan Holdings, Inc.	9,806
3,100	Sonoco Products Co.	74,245
5,300	Temple-Inland, Inc.	69,536
		452,043
	PHARMACEUTICALS - 3.0%
42,100	AmerisourceBergen Corp.	746,855
600	Catalyst Health Solutions, Inc. *	14,964
2,000	Cephalon, Inc. *	113,300
1,400	Cornerstone Therapeutics, Inc. *	15,372
7,300	Depomed, Inc. *	23,725
6,200	Express Scripts, Inc. - Cl. A *	426,250
8,000	Forest Laboratories, Inc. *	200,880
4,900	Herbalife Ltd.	154,546
3,500	Isis Pharmaceuticals, Inc. *	57,750

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	PHARMACEUTICALS (continued) - 3.0%
2,800	Medivation, Inc. *	$ 62,748
750	Myriad Pharmaceuticals, Inc. *	3,487
900	Par Pharmaceutical Cos., Inc. *	13,635
1,400	PharMerica Corp. *	27,482
4,800	Questcor Pharmaceuticals, Inc. *	24,000
600	USANA Health Sciences, Inc. *	17,838
2,500	Valeant Pharmaceuticals International *	64,300
		1,967,132
	REITS - 5.0%
1,900	Agree Realty Corp.	34,827
22,600	Annaly Capital Management, Inc.	342,164
8,300	Anworth Mortgage Asset Corp.	59,843
27,000	Ashford Hospitality Trust, Inc.	75,870
3,600	Boston Properties, Inc.	171,720
11,600	CBL & Associates Properties, Inc.	62,524
5,400	Cedar Shopping Centers, Inc.	24,408
22,300	Chimera Investment Corp.	77,827
8,000	Digital Realty Trust, Inc.	286,800
2,700	DuPont Fabros Technology, Inc.	25,434
100	Equity Lifestyle Properties, Inc.	3,718
5,300	Equity Residential	117,819
400	Hatteras Financial Corp.	11,436
19,900	Hospitality Properties Trust	236,611
10,400	Host Hotels & Resorts, Inc.	87,256
145,300	HRPT Properties Trust	589,918
1,186	Lexington Realty Trust	4,032
9,800	Mack-Cali Realty Corp.	223,440
9,400	MFA Financial, Inc.	65,048
300	Mid-America Apartment Communities, Inc.	11,013
2,408	One Liberty Properties, Inc.	13,846
9,700	Pennsylvania Real Estate Investment Trust	48,500
7,500	ProLogis	60,450
2,400	PS Business Parks, Inc.	116,256
3,700	Public Storage	242,276
1,700	Ramco-Gershenson Properties Trust	17,017
2,600	Realty Income Corp.	56,992
4,000	Sunstone Hotel Investors, Inc.	21,400
3,100	Vornado Realty Trust	139,593
		3,228,038

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	RETAIL - 7.4%
1,500	Aeropostale, Inc. *	$ 51,405
11,300	AutoNation, Inc. *	196,055
600	AutoZone, Inc. *	90,666
3,200	Big Lots, Inc. *	67,296
17,500	Brinker International, Inc.	298,025
100	Buckle, Inc.	3,177
5,600	Carmax, Inc. *	82,320
2,400	Cato Corp.	41,856
1,400	Cheesecake Factory, Inc. *	24,220
1,900	Chico's FAS, Inc. *	18,487
1,200	Chipotle Mexican Grill, Inc. - Cl. A *	96,000
1,800	CKE Restaurants, Inc.	15,264
2,100	Cracker Barrel Old Country Store, Inc.	58,590
3,800	Darden Restaurants, Inc.	125,324
1,500	Dillard's, Inc. - Cl. A	13,800
3,800	Dollar Tree, Inc. *	159,980
900	Domino's Pizza, Inc. *	6,741
4,400	Family Dollar Stores, Inc.	124,520
200	First Cash Financial Services, Inc. *	3,504
6,800	Foot Locker, Inc.	71,196
1,800	Fred's, Inc.	22,680
2,300	Fuqi International, Inc. *	47,633
500	Gander Mountain Co. *	3,000
5,000	Gap, Inc.	82,000
1,400	Group 1 Automotive, Inc.	36,428
200	Gymboree Corp. *	7,096
700	hhgregg, Inc. *	10,612
1,300	J Crew Group, Inc. *	35,126
1,000	Jack in the Box, Inc. *	22,450
6,100	JC Penney Co., Inc.	175,131
900	Jo-Ann Stores, Inc. *	18,603
800	Kirkland's, Inc. *	9,608
36,200	Macy's, Inc.	425,712
300	Nu Skin Enterprises, Inc.	4,590
2,900	O'Charleys, Inc.	26,825
20,900	Office Depot, Inc. *	95,304
5,600	Panera Bread Co. *	279,216

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	RETAIL (continued) - 7.4%
1,600	Pantry, Inc. *	$ 26,560
1,500	Papa John's International, Inc. *	37,185
3,400	PC Connection, Inc. *	17,850
1,700	PF Chang's China Bistro, Inc. *	54,502
700	Pricesmart, Inc.	11,725
19,100	Ross Stores, Inc.	737,260
20,300	Starbucks Corp. *	281,967
8,800	Steak N Shake Co. *	76,912
9,300	TJX Cos, Inc.	292,578
1,200	Tractor Supply Co. *	49,584
2,100	World Fuel Services Corp.	86,583
8,700	Yum! Brands, Inc.	290,058
		4,813,204
	SAVINGS & LOANS - 0.4%
1,800	Abington Bancorp, Inc.	14,328
4,800	Capitol Federal Financial	183,984
500	Danvers Bancorp, Inc.	6,725
800	Home Federal Bancorp, Inc.	8,152
2,800	NewAlliance Bancshares, Inc.	32,200
		245,389
	SEMICONDUCTORS - 4.1%
3,700	Macrovision Solutions Corp. *	80,697
13,800	Amkor Technology, Inc. *	65,274
15,500	Analog Devices, Inc.	384,090
3,500	Applied Micro Circuits Corp. *	28,455
25,400	Atmel Corp. *	94,742
15,900	Broadcom Corp. - Cl. A *	394,161
400	Hittite Microwave Corp. *	13,900
13,500	Marvell Technology Group Ltd. *	157,140
7,000	MEMC Electronic Materials, Inc. *	124,670
1,400	Micrel, Inc.	10,248
24,400	Novellus Systems, Inc. *	407,480
11,700	ON Semiconductor Corp. *	80,262
4,900	PMC - Sierra, Inc. *	39,004
1,100	Semtech Corp. *	17,501
4,900	Silicon Laboratories, Inc. *	185,906
3,800	Skyworks Solutions, Inc. *	37,164
1,200	Tessera Technologies, Inc. *	30,348
900	Volterra Semiconductor Corp. *	11,826
22,800	Xilinx, Inc.	466,488
3,600	Zoran Corp. *	39,240
		2,668,596

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	SOFTWARE - 2.8%
7,500	Accelrys, Inc. *	$ 44,325
1,200	Acxiom Corp.	10,596
500	Allscripts-Misys Healthcare Solutions, Inc.	7,930
1,700	ArcSight, Inc. *	30,209
700	Blackbaud, Inc.	10,885
5,700	BMC Software, Inc. *	192,603
5,000	Broadridge Financial Solutions, Inc.	82,900
5,600	CA, Inc.	97,608
300	Computer Programs & Systems, Inc.	11,493
1,500	CSG Systems International, Inc. *	19,860
2,400	Dun & Bradstreet Corp.	194,904
6,200	Electronic Arts, Inc. *	134,664
600	Informatica Corp. *	10,314
1,000	Lawson Software, Inc. *	5,580
4,300	Metavante Technologies, Inc. *	111,198
100	MicroStrategy, Inc. - Cl. A *	5,022
2,800	MSC.Software Corp. *	18,648
13,000	OpenTV Corp. - Cl. A *	17,160
5,200	Pegasystems, Inc.	137,176
10,800	Red Hat, Inc. *	217,404
3,600	RightNow Technologies, Inc. *	42,480
2,700	Salesforce.com, Inc. *	103,059
6,400	Sybase, Inc. *	200,576
900	SYNNEX Corp. *	22,491
2,200	Take-Two Interactive Software, Inc.	20,834
5,900	THQ, Inc. *	42,244
800	Wind River Systems, Inc. *	9,168
		1,801,331
	TELECOMMUNICATIONS - 3.2%
26,100	3Com Corp. *	122,931
1,500	Acme Packet, Inc. *	15,180
17,900	ADC Telecommunications, Inc. *	142,484
2,500	Airvana, Inc. *	15,925
400	Applied Signal Technology, Inc.	10,204
3,300	Arris Group, Inc. *	40,128
1,000	Aruba Networks, Inc. *	8,740
700	Atlantic Tele-Network, Inc.	27,503
7,300	CenturyTel, Inc.	224,110

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	TELECOMMUNICATIONS (continued) - 3.2%
3,100	CommScope, Inc. *	$ 81,406
3,650	Embarq Corp.	153,519
200	Hughes Communications, Inc. *	4,566
300	InterDigital, Inc. *	7,332
14,900	NII Holdings, Inc. *	284,143
900	NTELOS Holdings Corp.	16,578
2,500	Plantronics, Inc.	47,275
1,100	Premiere Global Services, Inc. *	11,924
20,200	Qwest Communications International, Inc.	83,830
6,600	RF Micro Devices, Inc. *	24,816
2,600	Starent Networks Corp. *	63,466
6,600	Symmetricom, Inc. *	38,082
40,500	Tellabs, Inc. *	232,065
1,700	tw telecom inc *	17,459
2,900	United States Cellular Corp. *	111,505
5,350	USA Mobility, Inc.	68,266
28,100	Windstream Corp.	234,916
		2,088,353
	TRANSPORTATION - 1.9%
500	Bristow Group, Inc. *	14,815
6,700	CH Robinson Worldwide, Inc.	349,405
11,000	Expeditors International of Washington, Inc.	366,740
300	HUB Group, Inc. - Cl. A *	6,192
5,100	Kirby Corp. *	162,129
200	Knight Transportation, Inc.	3,310
500	Knightsbridge Tankers Ltd.	6,820
2,800	Marten Transport Ltd. *	58,128
3,300	Overseas Shipholding Group, Inc.	112,332
5,100	Ship Finance International Ltd.	56,253
1,600	Tidewater, Inc.	68,592
5,800	Ultrapetrol Bahamas Ltd. *	25,694
		1,230,410

	TOTAL COMMON STOCK (Cost - $68,963,981)	64,451,828

See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 0.9%
560,964	AIM STIT Liquid Assets Portfolio, to yield 0.57% (a)	$ 560,964
	(Cost - $560,964)

	TOTAL INVESTMENTS - 99.9% (Cost - $69,524,945) (b)	$ 65,012,792
	OTHER ASSETS LESS LIABILITIES - 0.1%	90,366
	NET ASSETS - 100.0%	$ 65,103,158

(a)	Variable rate security; the money market rate shown represents the rate at June 30, 2009.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 5,262,113
	Unrealized depreciation	(9,774,266)
	Net unrealized depreciation	$ (4,512,153)
*	Non-Income producing security.

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Shares				Value

	COMMON STOCK - 75.1%
	ADVERTISING - 0.3%
2,200	Omnicom Group, Inc.			$ 69,476

	AEROSPACE/DEFENSE - 1.8%
2,000	General Dynamics Corp.			110,780
400	Lockheed Martin Corp.			32,260
1,800	Northrop Grumman Corp.			82,224
3,500	Raytheon Co.			155,505
				380,769
	AGRICULTURE - 1.9%
2,210	Altria Group, Inc.			36,222
2,800	Archer-Daniels-Midland Co.			74,956
800	Bunge Ltd.			48,200
1,021	Lorillard, Inc.			69,193
2,710	Philip Morris International, Inc.			118,210
1,400	Reynolds American, Inc.			54,068
				400,849
	AIRLINES - 0.1%
3,600	Delta Air Lines, Inc. *			20,844

	APPAREL - 0.1%
500	Polo Ralph Lauren Corp.			26,770

	AUTO MANUFACTURERS - 0.2%
5,900	Ford Motor Co. *			35,813

	AUTO PARTS & EQUIPMENT - 0.2%
1,900	Johnson Controls, Inc.			41,268

	BANKS - 5.3%
11,106	Bank of America Corp.			146,599
1,700	Bank of New York Mellon Corp.			49,827
1,800	BB&T Corp.			39,564
7,332	Citigroup, Inc.			21,776
1,000	Goldman Sachs Group, Inc.			147,440
8,640	JPMorgan Chase & Co.			294,710
2,900	Morgan Stanley			82,679
1,700	Northern Trust Corp.			91,256
1,100	State Street Corp.			51,920
3,100	US Bancorp			55,552
6,600	Wells Fargo & Co.			160,116
				1,141,439

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	BEVERAGES - 1.6%
500	Brown-Forman Corp.			$ 21,490
600	Coca-Cola Co.			28,794
8,400	Coca-Cola Enterprises, Inc.			139,860
800	Molson Coors Brewing Co.			33,864
2,060	PepsiCo, Inc.			113,218
				337,226
	BIOTECHNOLOGY - 1.7%
3,100	Amgen, Inc. *			164,114
500	Biogen Idec, Inc. *			22,575
3,100	Gilead Sciences, Inc. *			145,204
800	Life Technologies Corp. *			33,376
				365,269
	CHEMICALS - 1.9%
900	Ashland, Inc.			25,245
2,200	Celanese Corp.			52,250
400	CF Industries Holdings, Inc.			29,656
1,600	Dow Chemical Co.			25,824
1,100	FMC Corp.			52,030
1,400	Lubrizol Corp.			66,234
600	Monsanto Co.			44,604
300	Praxair, Inc.			21,321
1,600	Sigma-Aldrich Corp.			79,296
				396,460
	COAL - 0.4%
1,300	Alpha Natural Resources, Inc. *			34,151
700	Foundation Coal Holdings, Inc.			19,677
1,100	Walter Energy, Inc.			39,864
				93,692
	COMMERCIAL SERVICES - 1.7%
800	Apollo Group, Inc. *			56,896
2,400	Automatic Data Processing, Inc.			85,056
2,100	H&R Block, Inc.			36,183
300	ITT Educational Services, Inc. *			30,198
250	Mastercard, Inc.			41,828
2,900	RR Donnelley & Sons Co.			33,698
800	Visa, Inc.			49,808
1,300	Western Union Co.			21,320
				354,987

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	COMPUTERS - 4.7%
1,000	Accenture Ltd.			$ 33,460
1,700	Apple, Inc. *			242,131
2,100	Computer Sciences Corp. *			93,030
6,500	Dell, Inc. *			89,245
3,488	Hewlett-Packard Co.			134,811
3,700	International Business Machines Corp.			386,354
1,400	SanDisk Corp. *			20,566
				999,597
	COSMETICS/PERSONAL CARE - 1.2%
4,100	Avon Products, Inc.			105,698
1,100	Colgate-Palmolive Co.			77,814
1,502	Procter & Gamble Co.			76,752
				260,264
	DISTRIBUTION/WHOLESALE - 1.0%
500	Genuine Parts Co.			16,780
5,000	Ingram Micro, Inc. *			87,500
1,500	Tech Data Corp. *			49,065
800	WW Grainger, Inc.			65,504
				218,849
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
2,200	AmeriCredit Corp. *			29,810
1,800	Charles Schwab Corp.			31,572
1,600	Federated Investors, Inc.			38,544
1,400	Invesco Ltd.			24,948
2,100	Jefferies Group, Inc. *			44,793
1,100	Raymond James Financial, Inc.			18,931
				188,598
	ELECTRIC - 2.5%
2,800	Consolidated Edison, Inc.			104,776
2,800	Edison International			88,088
4,400	Hawaiian Electric Industries, Inc.			83,864
4,500	Mirant Corp. *			70,830
1,500	NSTAR			48,165
1,300	Pinnacle West Capital Corp.			39,195
900	Public Service Enterprise Group, Inc.			29,367
2,300	Southern Co.			71,668
				535,953
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
3,900	Emerson Electric Co.			126,360

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	ELECTRONICS - 0.2%
5,700	Vishay Intertechnology, Inc. *			$ 38,703

	ENGINEERING & CONSTRUCTION - 0.4%
1,800	Fluor Corp.			92,322

	ENTERTAINMENT - 0.1%
700	Penn National Gaming, Inc. *			20,377

	FOOD - 1.4%
2,700	ConAgra Foods, Inc.			51,462
3,200	Kroger Co.			70,560
7,800	Sysco Corp.			175,344
				297,366
	FOREST PRODUCTS & PAPER - 0.1%
1,500	MeadWestvaco Corp.			24,615

	GAS - 0.7%
2,600	Atmos Energy Corp.			65,104
1,900	NiSource, Inc.			22,154
2,800	Southern Union Co.			51,492
				138,750
	HEALTHCARE-PRODUCTS - 3.1%
900	Baxter International, Inc.			47,664
1,200	Becton Dickinson and Co.			85,572
1,200	Covidien PLC			44,928
1,700	Hill-Rom Holdings, Inc.			27,574
6,680	Johnson & Johnson			379,424
900	Medtronic, Inc.			31,401
900	Varian Medical Systems, Inc. *			31,626
				648,189
	HEALTHCARE-SERVICES - 1.2%
1,000	Aetna, Inc.			25,050
3,300	CIGNA Corp.			79,497
1,800	Coventry Health Care, Inc. *			33,678
2,600	Health Net, Inc. *			40,430
1,700	Humana, Inc. *			54,842
500	Quest Diagnostics, Inc.			28,215
				261,712
	HOME BUILDERS - 0.2%
2,600	DR Horton, Inc.			24,336
600	MDC Holdings, Inc.			18,066
				42,402

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	HOME FURNISHINGS - 0.1%
500	Whirlpool Corp.			$ 21,280

	HOUSEHOLD PRODUCTS/WARES - 0.6%
1,500	Fortune Brands, Inc.			52,110
900	Kimberly-Clark Corp.			47,187
600	Scotts Miracle-Gro Co.			21,030
				120,327
	HOUSEWARES - 0.1%
2,100	Newell Rubbermaid, Inc.			21,861

	INSURANCE - 2.4%
3,100	Aflac, Inc.			96,379
800	Arch Capital Group Ltd. *			46,864
900	Endurance Specialty Holdings Ltd.			26,370
3,500	First American Corp.			90,685
700	Hanover Insurance Group, Inc.			26,677
2,300	Lincoln National Corp.			39,583
5,500	Protective Life Corp.			62,920
600	Travelers Cos, Inc.			24,624
3,100	Unitrin, Inc.			37,262
3,400	Unum Group			53,924
				505,288
	INTERNET - 1.8%
1,200	Amazon.com, Inc. *			100,392
1,000	F5 Networks, Inc. *			34,590
200	Google, Inc. *			84,318
1,100	McAfee, Inc. *			46,409
600	Sohu.com, Inc. *			37,698
5,100	Symantec Corp. *			79,356
				382,763
	LODGING - 0.3%
4,400	Wyndham Worldwide Corp.			53,328

	MACHINERY-CONSTRUCTION & MINING - 0.2%
1,200	Joy Global, Inc.			42,864

	MACHINERY-DIVERSIFIED - 0.3%
800	Flowserve Corp.			55,848

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	MEDIA - 1.5%
3,200	CBS Corp.			$ 22,144
9,100	Comcast Corp.			131,859
1,800	DIRECTV Group, Inc. *			44,478
2,600	DISH Network Corp. *			42,146
1,117	Time Warner Cable, Inc.			35,375
866	Time Warner, Inc.			21,815
900	Walt Disney Co.			20,997
				318,814
	MINING - 0.3%
600	Freeport-McMoRan Copper & Gold, Inc.			30,066
900	Newmont Mining Corp.			36,783
				66,849
	MISCELLANEOUS MANUFACTURING - 2.6%
1,200	Cooper Industries Ltd.			37,260
1,500	Crane Co.			33,465
1,100	Dover Corp.			36,399
20,900	General Electric Co.			244,948
1,800	Honeywell International, Inc.			56,520
3,100	Ingersoll-Rand PLC - Cl. A			64,790
1	John Bean Technologies Corp.			13
5,300	Leggett & Platt, Inc.			80,719
				554,114
	OIL & GAS - 7.8%
1,200	Apache Corp.			86,580
5,900	Chevron Corp.			390,875
2,800	ConocoPhillips			117,768
800	Devon Energy Corp.			43,600
1,300	ENSCO International, Inc.			45,331
9,040	Exxon Mobil Corp.			631,985
1,000	Holly Corp.			17,980
1,200	Murphy Oil Corp.			65,184
2,800	Noble Corp.			84,700
400	Occidental Petroleum Corp.			26,324
1,400	Southwestern Energy Co. *			54,390
1,900	Tesoro Corp.			24,187
4,100	Valero Energy Corp.			69,249
				1,658,153

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	OIL & GAS SERVICES - 0.7%
700	FMC Technologies, Inc. *			$ 26,306
8,000	Global Industries Ltd. *			45,280
2,400	Oil States International, Inc. *			58,104
1,900	Tetra Technologies, Inc. *			15,124
				144,814
	PACKAGING & CONTAINERS - 0.1%
1,900	Temple-Inland, Inc.			24,928

	PHARMACEUTICALS - 4.6%
2,700	Abbott Laboratories			127,008
9,500	AmerisourceBergen Corp.			168,530
2,800	Eli Lilly & Co.			96,992
1,800	Express Scripts, Inc. *			123,750
1,400	Herbalife Ltd.			44,156
600	McKesson Corp.			26,400
15,040	Pfizer, Inc.			225,600
2,100	Schering-Plough Corp.			52,752
2,300	Wyeth			104,397
				969,585
	REITS - 1.3%
3,300	Annaly Capital Management, Inc.			49,962
300	Boston Properties, Inc.			14,310
1,000	Digital Realty Trust, Inc.			35,850
2,700	Hospitality Properties Trust			32,103
10,400	HRPT Properties Trust			42,224
300	Public Storage			19,644
3,400	SL Green Realty Corp.			77,996
				272,089
	RETAIL - 4.6%
1,800	AutoNation, Inc. *			31,230
800	Big Lots, Inc. *			16,824
1,100	BJ's Wholesale Club, Inc. *			35,453
2,000	Brinker International, Inc.			34,060
1,900	CVS Caremark Corp.			60,553
700	Family Dollar Stores, Inc.			19,810
2,300	Foot Locker, Inc.			24,081
1,000	Lowe's Cos, Inc.			19,410
5,500	Macy's, Inc.			64,680
2,400	McDonald's Corp.			137,976
4,200	Ross Stores, Inc.			162,120
900	Sears Holdings Corp. *			59,868
1,700	Starbucks Corp. *			23,613
6,000	Wal-Mart Stores, Inc.			290,640
				980,318

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	SEMICONDUCTORS - 2.5%
1,300	Altera Corp.			$ 21,164
5,000	Fairchild Semiconductor International, Inc. *			34,950
13,600	Intel Corp.			225,080
3,000	Marvell Technology Group Ltd. *			34,920
6,400	Novellus Systems, Inc. *			106,880
4,000	Texas Instruments, Inc.			85,200
1,200	Xilinx, Inc.			24,552
				532,746
	SOFTWARE - 2.3%
2,100	Activision Blizzard, Inc. *			26,523
3,200	Adobe Systems, Inc. *			90,560
900	BMC Software, Inc. *			30,411
900	Broadridge Financial Solutions, Inc.			14,922
10,840	Microsoft Corp.			257,667
6,300	Novell, Inc. *			28,539
1,300	Red Hat, Inc. *			26,169
500	Salesforce.com, Inc. *			19,085
				493,876
	TELECOMMUNICATIONS - 4.1%
7,500	ADC Telecommunications, Inc. *			59,700
9,222	AT&T, Inc.			229,074
600	CenturyTel, Inc.			18,420
9,200	Cisco Systems, Inc. *			171,488
800	Harris Corp.			22,688
198	Harris Stratex Networks, Inc. *			1,283
1,100	QUALCOMM, Inc.			49,720
12,200	Sprint Nextel Corp. *			58,682
13,300	Tellabs, Inc. *			76,209
4,100	Verizon Communications, Inc.			125,993
7,200	Windstream Corp.			60,192
				873,449
	TRANSPORTATION - 1.1%
1,000	CH Robinson Worldwide, Inc.			52,150
1,500	CSX Corp.			51,945
1,500	Expeditors International of Washington, Inc.			50,010
1,300	Frontline Ltd.			31,668
1,200	Tidewater, Inc.			51,444
				237,217

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Shares				Value

	WATER - 0.3%
3,200	American Water Works Co., Inc.			$ 61,152

	TOTAL COMMON STOCK (Cost - $17,578,721)			15,950,582

	BONDS & NOTES - 24.5%
Par Value	AEROSPACE/DEFENSE - 0.4%	Coupon Rate (%)	Maturity	Value
45,000	Lockheed Martin Corp.	7.6500	5/1/2016	51,685
25,000	Northrop Grumman Systems Corp.	7.7500	2/15/2031	31,283
				82,968
	AGRICULTURE - 0.3%
15,000	Altria Group, Inc.	8.5000	11/10/2013	17,051
10,000	Altria Group, Inc.	9.7000	11/10/2018	11,446
40,000	Archer-Daniels-Midland Co.	5.4500	3/15/2018	41,955
				70,452
	AUTO MANUFACTURERS - 0.2%
35,000	PACCAR, Inc.	6.8750	2/15/2014	38,713

	BANKS - 0.9%
55,000	Bank of America Corp.	5.7500	12/1/2017	49,594
35,000	Citigroup, Inc.	5.5000	4/11/2013	32,820
40,000	Goldman Sachs Group, Inc.	5.9500	1/18/2018	38,668
30,000	JPMorgan Chase & Co.	6.0000	1/15/2018	29,992
15,000	Morgan Stanley	5.9500	12/28/2017	14,305
20,000	Wachovia Bank NA	5.8500	2/1/2037	17,643
				183,022
	BEVERAGES - 0.2%
30,000	Coca-Cola Enterprises, Inc.	7.3750	3/3/2014	34,281

	CHEMICALS - 0.2%
35,000	EI Du Pont de Nemours & Co.	5.0000	1/15/2013	36,920

	COMMERCIAL MBS - 2.2%
51,000	Banc of America Commercial Mortgage, Inc. 2005-6-A4 **	5.3513	9/10/2047	44,311
153,296	Bear Stearns Commercial Mortgage Securities 2003-710 A1	4.0000	3/13/2040	153,727
136,843	GE Capital Commercial Mortgage Corp. 2002-2A-A2	4.9700	8/11/2036	138,104
55,000	Greenwich Capital Commercial Funding Corp. 2004-GG1 A7 **	5.3170	6/10/2036	50,054
55,000	Wachovia Bank Commercial Mortgage Trust 2005-C16-A4 **	4.8470	10/15/2041	48,473
25,000	Wachovia Bank Commercial Mortgage Trust 2005-C19-A2	4.5160	5/15/2044	23,712
				458,381

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value

	COMPUTERS - 0.2%
35,000	Hewlett-Packard Co.	4.5000	3/1/2013	$ 36,127

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
25,000	American Express Co.	7.2500	5/20/2014	25,861
15,000	CME Group, Inc.	5.7500	2/15/2014	16,156
15,000	General Electric Capital Corp.	6.7500	3/15/2032	13,649
30,000	National Rural Utilities Cooperative Finance Corp.	10.3750	11/1/2018	38,035
				93,701
	ELECTRIC - 0.9%
45,000	Consolidated Edison Co. of New York, Inc.	5.3750	12/15/2015	46,870
40,000	Exelon Generation Co. LLC	6.2000	10/1/2017	40,754
50,000	Florida Power & Light Co.	4.8500	2/1/2013	51,976
20,000	MidAmerican Energy Co.	5.7500	11/1/2035	19,829
20,000	Virginia Electric and Power Co.	8.8750	11/15/2038	27,405
				186,834
	FOOD - 0.7%
55,000	General Mills, Inc.	5.2000	3/17/2015	57,993
25,000	Kellogg Co.	7.4500	4/1/2031	30,021
30,000	Kraft Foods, Inc.	6.8750	1/26/2039	31,755
35,000	Kroger Co.	6.7500	4/15/2012	37,896
				157,665
	HOUSEHOLD PRODUCTS/WARES - 0.1%
25,000	Kimberly-Clark Corp.	6.1250	8/1/2017	27,336

	INSURANCE - 0.7%
35,000	Berkshire Hathaway Finance Corp.	4.8500	1/15/2015	36,400
25,000	Chubb Corp.	6.5000	5/15/2038	27,102
20,000	Marsh & McLennan Cos., Inc.	5.3750	7/15/2014	19,426
55,000	Travelers Cos., Inc.	5.3750	6/15/2012	55,933
				138,861
	MEDIA - 0.2%
20,000	Comcast Corp.	5.8750	2/15/2018	20,135
20,000	Time Warner Cable, Inc.	5.8500	5/1/2017	19,972
				40,107
	MISCELLANEOUS MANUFACTURING - 0.2%
35,000	Honeywell International, Inc.	4.2500	3/1/2013	36,188

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value

	OIL & GAS - 0.4%
50,000	Devon Energy Corp.	6.3000	1/15/2019	$ 53,431
20,000	Hess Corp.	8.1250	2/15/2019	22,687
				76,118
	PHARMACEUTICALS - 0.7%
25,000	Abbott Laboratories	5.8750	5/15/2016	26,881
30,000	Cardinal Health, Inc.	5.5000	6/15/2013	29,952
20,000	GlaxoSmithKline Capital, Inc.	6.3750	5/15/2038	21,676
20,000	McKesson Corp.	7.5000	2/15/2019	22,825
50,000	Wyeth	5.5000	3/15/2013	53,455
				154,789
	PIPELINES - 0.4%
30,000	Spectra Energy Capital LLC	6.2000	4/15/2018	29,461
55,000	TransCanada Pipelines Ltd.	4.8750	1/15/2015	55,274
				84,735
	RETAIL - 0.2%
20,000	McDonald's Corp.	6.3000	10/15/2037	21,474
25,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	27,936
				49,410
	TELECOMMUNICATIONS - 0.4%
55,000	AT&T, Inc.	5.1000	9/15/2014	56,943
15,000	Cisco Systems, Inc.	5.9000	2/15/2039	14,772
25,000	Verizon Communications, Inc.	6.4000	2/15/2038	24,475
				96,190
	TRANSPORTATION - 0.5%
40,000	Burlington Northern Santa Fe Corp.	5.9000	7/1/2012	42,360
20,000	Norfolk Southern Corp.	5.6400	5/17/2029	18,287
21,000	Union Pacific Corp.	6.2500	5/1/2034	19,971
20,000	United Parcel Service, Inc.	6.2000	1/15/2038	21,771
				102,389
	US GOVERNMENT - 0.8%
100,000	United States Treasury Note	4.2500	5/15/2039	98,416
70,000	United States Treasury Note	5.2500	2/15/2029	78,728
				177,144
	US GOVERNMENT AGENCIES - 7.7%
200,000	Federal Home Loan Banks	5.7500	5/15/2012	222,120
175,000	Federal Home Loan Banks	3.3750	2/27/2013	182,175
200,000	Federal Home Loan Banks	4.5000	9/16/2013	214,700
165,000	Federal Home Loan Banks	5.2500	6/18/2014	181,979
200,000	Federal Home Loan Mortgage Corp.	4.3750	7/17/2015	211,780
200,000	Federal Home Loan Mortgage Corp.	4.7500	11/17/2015	215,300
200,000	Federal National Mortgage Association	4.3750	9/15/2012	214,880
170,000	Federal National Mortgage Association	4.7500	11/19/2012	184,603
				1,627,537

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value

	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 5.6%
63,742	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	$ 65,893
69,881	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	72,108
173,385	Federal National Mortgage Association	4.0000	5/1/2014	177,871
66,683	Federal National Mortgage Association	4.5000	11/1/2019	69,076
15,494	Federal National Mortgage Association	4.0000	10/1/2020	15,484
37,828	Federal National Mortgage Association	4.0000	2/1/2022	37,805
45,595	Federal National Mortgage Association	5.5000	6/1/2022	47,703
2,257	Federal National Mortgage Association	7.0000	6/1/2029	2,450
26,405	Federal National Mortgage Association	4.5000	9/1/2035	26,331
14,134	Federal National Mortgage Association	5.0000	10/1/2035	14,440
140,247	Federal National Mortgage Association	5.0000	2/1/2036	142,701
248,955	Federal National Mortgage Association	5.5000	2/1/2037	257,510
51,025	Federal National Mortgage Association	6.0000	3/1/2037	53,450
74,785	Federal National Mortgage Association	6.5000	3/1/2037	79,776
95,079	Federal National Mortgage Association	6.0000	8/1/2037	99,508
36,108	Federal National Mortgage Association	6.0000	5/1/2038	37,790
				1,199,896

	TOTAL BONDS & NOTES (Cost - $5,071,519)			5,189,764

	SHORT-TERM INVESTMENTS - 0.2%
48,825	AIM STIT Liquid Assets Portfolio, to yield 0.57% (a)			48,825
	(Cost - $48,825)

	TOTAL INVESTMENTS - 99.8% (Cost - $22,699,065) (b)			$ 21,189,171
	OTHER ASSETS LESS LIABILITIES - 0.2%			35,216
	NET ASSETS - 100.0%			$ 21,224,387

(a)	Variable rate security; the money market rate shown represents the rate at June 30, 2009.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation			$ 1,010,465
	Unrealized depreciation			(2,520,359)
		Net unrealized depreciation		$ (1,509,894)
*	Non-Income producing security.
**	Variable rate security - interest rate subject to periodic change.

See accompanying notes to these financial statements.

JNF Loomis Sayles Bond Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		BONDS & NOTES - 92.1%
		AGRICULTURE - 1.4%
200,000		Altria Group, Inc.	10.2000	2/6/2039	$ 236,313
165,000		Bunge Ltd. Finance Corp.	8.5000	6/15/2019	172,533
					408,846
		AIRLINES - 0.1%
40,000		American Airlines Pass Through Trust 2009-1A	10.3750	7/2/2019	40,000

		APPAREL - 0.1%
65,000		Jones Apparel Group, Inc.	6.1250	11/15/2034	40,950

		AUTO MANUFACTURERS - 0.7%
355,000		Ford Motor Co.	6.6250	10/1/2028	191,700

		AUTO PARTS & EQUIPMENT - 0.6%
225,000		Goodyear Tire & Rubber Co.	7.0000	3/15/2028	173,250

		AUTOMOBILE ABS - 0.6%
80,000		Daimler Chrysler Auto Trust 2008-B A4A	5.3200	11/10/2014	74,611
110,000		Merrill Auto Trust Securitization 2008-1 B	6.7500	4/15/2015	94,179
					168,790
		BANKS - 2.8%
250,000		Citigroup, Inc.	5.0000	9/15/2014	209,579
15,000		Citigroup, Inc.	5.8500	12/11/2034	11,649
25,000		Citigroup, Inc.	5.8750	5/29/2037	19,534
96,000		GMAC LLC (a)	6.0000	4/1/2011	84,000
94,000		GMAC LLC (a)	6.0000	12/15/2011	80,370
44,000		GMAC LLC (a)	6.6250	5/15/2012	36,740
122,000		GMAC LLC (a)	6.7500	12/1/2014	95,770
36,000		GMAC LLC (a)	8.0000	11/1/2031	25,200
6,500,000	(b)	Kreditanstalt fuer Wiederaufbau ISK	10.7500	2/1/2010	52,246
75,000		Morgan Stanley	4.7500	4/1/2014	70,844
100,000		Morgan Stanley	5.5500	4/27/2017	93,088
30,000		Wachovia Bank NA	6.6000	1/15/2038	29,245
6,000		Wachovia Corp.	5.5000	8/1/2035	4,633
					812,898
		BUILDING MATERIALS - 1.7%
280,000		Masco Corp.	4.8000	6/15/2015	220,074
45,000		Masco Corp.	5.8500	3/15/2017	35,946
15,000		Owens Corning	6.5000	12/1/2016	13,148
50,000		Owens Corning	7.0000	12/1/2036	35,437
250,000		USG Corp.	6.3000	11/15/2016	185,000
					489,605

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		CHEMICALS - 1.4%
300,000		Chevron Phillips Chemical Co. LLC (a)	8.2500	6/15/2019	$ 312,964
55,000		Hercules, Inc.	6.5000	6/30/2029	29,700
115,000		Hexion Specialty Chemicals, Inc.	7.8750	2/15/2023	29,900
50,000		Methanex Corp.	6.0000	8/15/2015	38,486
					411,050
		COMMERCIAL MBS - 4.6%
75,000		Banc of America Commercial Mortgage, Inc. 2007-2 A4 (c)	5.8669	4/10/2049	56,800
50,000		Bear Stearns Commercial Mortgage Securities 2007-PW16 A4 (c)	5.9088	6/11/2040	41,034
225,000		Commercial Mortgage Pass Through Certificates 2007-C9 A4 (c)	6.0101	12/10/2049	178,821
170,000		Credit Suisse Mortgage Capital Certificates 2007-C5 A4 (c)	5.6950	9/15/2040	116,732
80,000		Credit Suisse Mortgage Capital Certificates 2007-C3 A4 (c)	5.9123	6/15/2039	54,451
50,000		Credit Suisse Mortgage Capital Certificates 2008-C1 A3 (c)	6.4245	2/15/2041	36,063
225,000		Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.4440	3/10/2039	179,351
275,000		Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.7360	12/10/2049	221,112
100,000		Greenwich Capital Commercial Funding Corp. 2007-GG7 A4 (c)	6.1145	7/10/2038	82,028
150,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4 (c)	5.9353	2/12/2049	113,422
50,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4 (c)	6.0069	6/15/2049	38,182
75,000		LB-UBS Commercial Mortgage Trust 2007-C7 A3 (c)	5.8660	9/15/2045	57,371
50,000		Morgan Stanley Capital I 2008-T29 A4 (c)	6.4579	1/11/2043	43,173
150,000		Wachovia Bank Commercial Mortgage Trust 2006-C29 A4	5.3080	11/15/2048	114,565
					1,333,105
		COMMERCIAL SERVICES - 3.1%
150,000		ARAMARK Corp.	5.0000	6/1/2012	135,750
300,000		DP World Ltd. (a)	6.8500	7/2/2037	199,500
30,000		Erac USA Finance Co. (a)	6.3750	10/15/2017	27,087
20,000		Erac USA Finance Co. (a)	6.7000	6/1/2034	15,005
275,000		Erac USA Finance Co. (a)	7.0000	10/15/2037	218,704
300,000		Western Union Co.	6.2000	11/17/2036	282,699
					878,745
		COMPUTERS - 1.8%
220,000		Affiliated Computer Services, Inc.	5.2000	6/1/2015	187,000
400,000		Seagate Technology HDD Holdings	6.8000	10/1/2016	343,000
					530,000
		CREDIT CARD ABS - 1.3%
100,000		American Express Credit Account Master Trust 2006-2C (a)	5.6500	1/15/2014	94,875
100,000		Citibank Credit Card Issuance Trust 2006-C1 C1 (c)	0.7150	2/20/2015	79,644
205,000		Citibank Credit Card Issuance Trust 2005-C3 C3 (c)	0.7294	7/15/2014	171,077
20,000		MBNA Credit Card Master Note Trust 2006-C3 C3 (c)	0.6094	10/15/2013	18,076
					363,672

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		DISTRIBUTION/WHOLESALE - 0.2%
80,000		KAR Holdings, Inc.	10.0000	5/1/2015	$ 65,600

		DIVERSIFIED FINANCIAL SERVICES - 9.8%
250,000		American General Finance Corp.	6.9000	12/15/2017	135,370
70,000		Associates Corp. of North America	6.9500	11/1/2018	62,628
250,000		CIT Group, Inc.	4.2500	2/1/2010	224,447
25,000		CIT Group, Inc.	4.7500	12/15/2010	19,625
4,000		CIT Group, Inc.	5.4000	2/13/2012	2,720
8,000		CIT Group, Inc.	5.0000	2/13/2014	4,751
25,000		CIT Group, Inc.	5.0000	2/1/2015	14,725
2,000		CIT Group, Inc.	5.8500	9/15/2016	1,129
70,000		CIT Group, Inc. (a)	12.0000	12/18/2018	32,886
20,000		CIT Group, Inc.	5.8000	10/1/2036	10,751
400,000		Ford Motor Credit Co. LLC	7.0000	10/1/2013	321,613
105,000	(b)	General Electric Capital Australia Funding Pty Ltd. AUD	8.0000	2/13/2012	84,602
200,000	(b)	General Electric Capital Corp. SGD	3.4850	3/8/2012	129,070
200,000	(b)	General Electric Capital Corp. SGD	2.9600	5/18/2012	126,350
155,000	(b)	General Electric Capital Corp. NZD	7.6250	12/10/2014	93,548
45,000	(b)	General Electric Capital Corp. NZD	6.5000	9/28/2015	25,242
25,000	(b)	General Electric Capital Corp. NZD	6.7500	9/26/2016	14,212
265,000		Harley-Davidson Funding Corp. (a)	6.8000	6/15/2018	229,919
35,000		International Lease Finance Corp.	4.7500	1/13/2012	27,568
20,000		International Lease Finance Corp.	5.2500	1/10/2013	15,121
585,000		Merrill Lynch & Co., Inc.	6.1100	1/29/2037	451,828
100,000		Petroplus Finance Ltd. (a)	6.7500	5/1/2014	86,000
25,000	(b)	SLM Corp. NZD	6.5000	6/15/2010	11,804
300,000		SLM Corp.	5.0000	10/1/2013	242,657
30,000		SLM Corp.	5.3750	1/15/2013	25,062
120,000		SLM Corp.	5.3750	5/15/2014	96,445
385,000		SLM Corp.	8.4500	6/15/2018	329,362
					2,819,435
		ELECTRIC - 2.5%
65,000		AES Corp. (a)	8.7500	5/15/2013	65,975
245,000		AES Corp.	8.0000	6/1/2020	219,887
300,000		Energy Future Holdings Corp.	5.5500	11/15/2014	189,426
250,000		Nisource Finance Corp.	6.8000	1/15/2019	234,273
					709,561
		ELECTRONICS - 1.3%
145,000		Arrow Electronics, Inc.	7.5000	1/15/2027	131,172
250,000		Avnet, Inc.	6.6250	9/15/2016	234,398
					365,570

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		FOREIGN GOVERNMENT - 9.4%
250,000	(b)	Brazilian Government International Bond BRL	10.2500	1/10/2028	$ 126,246
380,000	(b)	Canadian Government Bond CAD	3.7500	6/1/2012	344,523
595,000	(b)	Canadian Government Bond CAD	5.2500	6/1/2012	561,023
405,000	(b)	Canadian Government Bond CAD	4.5000	6/1/2015	382,249
150,000	(b)	New South Wales Treasury Corp. AUD	7.0000	12/1/2010	126,226
280,000	(b)	New South Wales Treasury Corp. AUD	6.0000	5/1/2012	231,218
580,000	(b)	New South Wales Treasury Corp. AUD	5.5000	3/1/2017	448,960
110,000	(b)	New Zealand Government Bond NZD	6.0000	12/15/2017	71,120
540,000	(b)	Province of Quebec Canada CAD	6.7500	11/9/2015	338,410
70,000	(b)	Province of Ontario Canada CAD	4.2000	3/8/2018	60,559
					2,690,534
		FOREST PRODUCTS & PAPER - 4.4%
120,000		Georgia-Pacific LLC	8.0000	1/15/2024	102,000
140,000		Georgia-Pacific LLC	7.2500	6/1/2028	104,650
325,000		Georgia-Pacific LLC	7.7500	11/15/2029	254,312
120,000		Georgia-Pacific LLC	8.8750	5/15/2031	103,800
20,000		International Paper Co.	5.5000	1/15/2014	18,373
210,000		International Paper Co.	7.9500	6/15/2018	202,596
195,000		Westvaco Corp.	8.2000	1/15/2030	172,264
45,000		Westvaco Corp.	7.9500	2/15/2031	39,731
120,000		Weyerhaeuser Co.	6.9500	10/1/2027	91,898
245,000		Weyerhaeuser Co.	6.8750	12/15/2033	166,945
					1,256,569
		HEALTHCARE-PRODUCTS - 0.1%
45,000		Boston Scientific Corp.	7.0000	11/15/2035	36,450

		HEALTHCARE-SERVICES - 3.3%
100,000		HCA, Inc.	5.7500	3/15/2014	80,000
295,000		HCA, Inc.	7.1900	11/15/2015	227,329
15,000		HCA, Inc.	7.5000	12/15/2023	9,771
175,000		HCA, Inc.	8.3600	4/15/2024	115,535
195,000		HCA, Inc.	7.6900	6/15/2025	119,751
100,000		HCA, Inc.	7.5800	9/15/2025	61,573
390,000		HCA, Inc.	7.7500	7/15/2036	231,837
180,000		Tenet Healthcare Corp.	6.8750	11/15/2031	108,000
					953,796

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		HOME BUILDERS - 2.9%
35,000		Centex Corp.	5.2500	6/15/2015	$ 30,187
305,000		DR Horton, Inc.	6.5000	4/15/2016	260,775
80,000		KB Home	5.7500	2/1/2014	70,000
45,000		KB Home	5.8750	1/15/2015	38,025
150,000		KB Home	6.2500	6/15/2015	128,250
45,000		Lennar Corp.	5.5000	9/1/2014	36,000
90,000		Lennar Corp.	5.6000	5/31/2015	70,875
30,000		Lennar Corp.	6.5000	4/15/2016	24,000
220,000		Pulte Homes, Inc.	7.8750	6/15/2032	162,800
					820,912
		INSURANCE - 0.9%
350,000		White Mountains Re Group Ltd. (a)	6.3750	3/20/2017	266,183

		IRON/STEEL - 2.4%
185,000		ArcelorMittal	5.3750	6/1/2013	177,191
5,000		ArcelorMittal	6.1250	6/1/2018	4,375
70,000		ArcelorMittal USA Partnership	9.7500	4/1/2014	73,342
25,000		Steel Dynamics, Inc.	7.3750	11/1/2012	23,688
60,000		Steel Dynamics, Inc.	5.1250	6/15/2014	66,000
30,000		Steel Dynamics, Inc.	6.7500	4/1/2015	26,700
35,000		Steel Dynamics, Inc. (a)	8.2500	4/15/2016	32,988
5,000		United States Steel Corp.	6.0500	6/1/2017	4,264
360,000		United States Steel Corp.	6.6500	6/1/2037	271,989
					680,537
		MACHINERY-CONSTRUCTION & MINING - 0.3%
65,000		Joy Global, Inc.	6.0000	11/15/2016	60,563
15,000		Joy Global, Inc.	6.6250	11/15/2036	12,082
					72,645
		MACHINERY-DIVERSIFIED - 0.4%
150,000		Cummins, Inc.	7.1250	3/1/2028	120,104

		MEDIA - 4.1%
140,000		CSC Holdings, Inc.	7.8750	2/15/2018	131,075
35,000		CSC Holdings, Inc.	7.6250	7/15/2018	32,419
85,000		News America, Inc.	7.1250	4/8/2028	76,749
35,000		RH Donnelley Corp. (d)	6.8750	1/15/2013	1,794
20,000		RH Donnelley Corp. (d)	6.8750	1/15/2013	1,025
30,000		RH Donnelley Corp. (d)	6.8750	1/15/2013	1,538
80,000		RH Donnelley Corp. (d)	8.8750	1/15/2016	4,100
825,000		Time Warner, Inc.	6.5000	11/15/2036	722,452
230,000		Viacom, Inc.	6.8750	4/30/2036	211,901
					1,183,053

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		MINING - 0.8%
65,000		Newmont Mining Corp.	5.8750	4/1/2035	$ 60,694
145,000		Teck Resources Ltd. (a)	10.7500	5/15/2019	155,875
30,000		Teck Resources Ltd.	6.1250	10/1/2035	22,011
					238,580
		MULTI-NATIONAL - 1.6%
7,340,000,256		Inter-American Development Bank (e) IDR	0.0000	5/20/2013	473,514

		OFFICE/BUSINESS EQUIPMENT - 1.8%
565,000		Xerox Corp.	6.3500	5/15/2018	504,263

		OIL & GAS - 5.5%
50,000		Chesapeake Energy Corp.	6.2500	1/15/2017	61,681
310,000		Chesapeake Energy Corp.	6.5000	8/15/2017	258,515
175,000		Nabors Industries, Inc. (a)	9.2500	1/15/2019	201,771
160,000		PetroHawk Energy Corp.	7.8750	6/1/2015	148,000
60,000		Pioneer Natural Resources Co.	5.8750	7/15/2016	51,734
50,000		Pioneer Natural Resources Co.	6.8750	5/1/2018	43,559
100,000		Pioneer Natural Resources Co.	7.2000	1/15/2028	78,234
140,000		Talisman Energy, Inc.	5.8500	2/1/2037	119,495
10,000		Talisman Energy, Inc.	6.2500	2/1/2038	9,007
700,000		Valero Energy Corp.	6.6250	6/15/2037	597,184
					1,569,180
		OIL & GAS SERVICES - 0.1%
5,000		Weatherford International, Inc.	6.8000	6/15/2037	4,698
5,000		Weatherford International Ltd.	6.5000	8/1/2036	4,525
20,000		Weatherford International Ltd.	7.0000	3/15/2038	19,257
					28,480
		PHARMACEUTICALS - 1.4%
235,000		Elan Finance PLC	7.7500	11/15/2011	217,375
5,000		Elan Finance PLC	8.8750	12/1/2013	4,575
155,000		Express Scripts, Inc.	7.2500	6/15/2019	170,925
					392,875
		PIPELINES - 2.3%
50,000		CenterPoint Energy Resources Corp.	6.2500	2/1/2037	37,620
130,000		Dynegy Holdings, Inc.	7.7500	6/1/2019	101,237
400,000		Kinder Morgan Energy Partners LP	5.8000	3/15/2035	337,672
30,000		Panhandle Eastern Pipeline Co. LP	6.2000	11/1/2017	28,920
150,000		Panhandle Eastern Pipeline Co. LP	7.0000	6/15/2018	152,267
15,000		Panhandle Eastern Pipeline Co. LP	8.1250	6/1/2019	16,166
					673,882

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		REAL ESTATE - 0.2%
50,000		Duke Realty LP	6.2500	5/15/2013	$ 44,969

		REITS - 0.5%
5,000		Camden Property Trust	5.7000	5/15/2017	4,517
75,000		Simon Property Group LP	5.8750	3/1/2017	68,861
80,000		Simon Property Group LP	6.1250	5/30/2018	74,413
					147,791
		RETAIL - 6.1%
415,000		Home Depot, Inc.	5.8750	12/16/2036	366,140
15,000		JC Penney Corp., Inc.	7.1250	11/15/2023	13,238
105,000		JC Penney Corp., Inc.	6.3750	10/15/2036	77,712
235,000		JC Penney Corp., Inc.	7.6250	3/1/2097	157,410
5,000		Macy's Retail Holdings, Inc.	5.9000	12/1/2016	4,073
160,000		Macy's Retail Holdings, Inc.	7.0000	2/15/2028	117,350
433,000		Macy's Retail Holdings, Inc.	6.3750	3/15/2037	294,372
675,000		New Albertsons, Inc.	6.6250	6/1/2028	499,500
300,000		Toys R US, Inc.	7.3750	10/15/2018	214,500
10,000		Yum! Brands, Inc.	6.8750	11/15/2037	10,080
					1,754,375
		SEMICONDUCTORS - 0.4%
95,000		Kla-Tencor Corp.	6.9000	5/1/2018	85,412
50,000		National Semiconductor Corp.	6.6000	6/15/2017	43,732
					129,144
		TELECOMMUNICATIONS - 9.1%
1,000,000		America Movil SAB de CV	9.0000	1/15/2016	70,810
400,000		AT&T Corp.	6.5000	3/15/2029	382,319
60,000		Bell Canada (a)	6.1000	3/16/2035	46,230
60,000		CenturyTel, Inc.	6.8750	1/15/2028	50,100
10,000		Frontier Communications Corp.	7.1250	3/15/2019	8,525
240,000		Frontier Communications Corp.	7.8750	1/15/2027	192,000
200,000		Level 3 Financing, Inc.	8.7500	2/15/2017	152,000
105,000		Motorola, Inc.	6.5000	9/1/2025	73,500
170,000		Motorola, Inc.	6.5000	11/15/2028	115,600
85,000		Motorola, Inc.	6.6250	11/15/2037	57,800
440,000		Nextel Communications, Inc.	5.9500	3/15/2014	346,500
30,000		Nextel Communications, Inc.	6.8750	10/31/2013	24,825
545,000		Nextel Communications, Inc.	7.3750	8/1/2015	434,638
15,000		Nortel Networks Capital Corp. (d)	7.8750	6/15/2026	4,725
35,000		Nortel Networks Ltd. (d)	6.8750	9/1/2023	4,725
5,000		Qwest Capital Funding, Inc.	6.5000	11/15/2018	3,850

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		TELECOMMUNICATIONS (continued) - 9.1%
215,000		Qwest Capital Funding, Inc.	7.6250	8/3/2021	$ 164,475
5,000		Qwest Corp.	6.5000	6/1/2017	4,400
5,000		Qwest Corp.	7.5000	6/15/2023	3,975
205,000		Qwest Corp.	6.8750	9/15/2033	149,650
400,000		Qwest Corp.	7.2500	10/15/2035	290,000
40,000		Verizon New England, Inc.	7.8750	11/15/2029	41,070
					2,621,717
		TRANSPORTATION - 0.1%
15,000		Canadian Pacific Railway Co.	5.7500	3/15/2033	12,092
30,000		Canadian Pacific Railway Co.	5.9500	5/15/2037	24,555
					36,647

		TOTAL BONDS & NOTES (Cost - $28,036,708)			26,498,977

		CONVERTIBLE BONDS - 4.3%
		BIOTECHNOLOGY - 0.2%
85,000		Human Genome Sciences, Inc.	2.2500	8/15/2012	46,113

		COMPUTERS - 0.0%
18,000		Maxtor Corp.	5.7500	3/1/2012	14,940

		SEMICONDUCTORS - 0.2%
15,000		Intel Corp.	2.9500	12/15/2035	12,496
85,000		Kulicke & Soffa Industries, Inc.	0.8750	6/1/2012	54,506
					67,002
		TELECOMMUNICATIONS - 3.9%
405,000		Alcatel-Lucent USA, Inc.	2.8750	6/15/2025	287,044
1,005,000		Level 3 Communications, Inc.	3.5000	6/15/2012	703,500
100,000		NII Holdings, Inc.	3.1250	6/15/2012	76,875
145,000		Nortel Networks Corp. (d)	2.1250	4/15/2014	47,850
					1,115,269

		TOTAL CONVERTIBLE BONDS (Cost - $1,302,043)			1,243,324

		PREFERRED STOCK - 1.6%
		BANKS - 0.4%
135		Bank of America Corp.	7.2500		112,864

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		DIVERSIFIED FINANCIAL SERVICES - 0.3%
86		Preferred Blocker, Inc. (a)	7.0000		$ 36,985
2,725		SLM Corp.	6.0000		40,766
					77,751
		HOUSEWARES - 0.5%
6,000		Newell Financial Trust I	5.2500		159,600

		TELECOMMUNICATIONS - 0.3%
120		Lucent Technologies Capital Trust I	7.7500		73,800

		U.S. GOVERNMENT AGENCY - 0.1%
150		Federal Home Loan Mortgage Corp. Ser. F (f)	5.0000		210
400		Federal Home Loan Mortgage Corp. Ser. K (f)	5.7900		500
150		Federal Home Loan Mortgage Corp. Ser. O (f)	5.8100		248
200		Federal Home Loan Mortgage Corp. Ser. P (f)	6.0000		268
250		Federal Home Loan Mortgage Corp. Ser. R (f)	5.7000		337
150		Federal Home Loan Mortgage Corp. Ser. T (f)	6.4200		240
350		Federal Home Loan Mortgage Corp. Ser. U (f)	5.9000		280
2,350		Federal Home Loan Mortgage Corp. Ser. V (f)	5.5700		2,162
700		Federal Home Loan Mortgage Corp. Ser. W (f)	5.6600		630
925		Federal Home Loan Mortgage Corp. Ser. Y (f)	6.5500		758
3,400		Federal Home Loan Mortgage Corp. Ser. Z (f)	0.0000		4,148
100		Federal National Mortgage Association Ser. H (f)	5.8100		158
250		Federal National Mortgage Association Ser. I (f)	5.3750		433
150		Federal National Mortgage Association Ser. L (f)	5.1250		215
300		Federal National Mortgage Association Ser. M (f)	4.7500		465
150		Federal National Mortgage Association Ser. Q (f)	6.7500		180
4,750		Federal National Mortgage Association Ser. S (f)	0.0000		6,413
7,100		Federal National Mortgage Association Ser. T (f)	8.2500		9,088
					26,733

		TOTAL PREFERRED STOCK (Cost - $884,460)			450,748

		SHORT-TERM INVESTMENTS - 1.2%
340,514		AIM STIT Liquid Assets Portfolio, to yield 0.57% (g)			340,514
		(Cost - $340,514)

See accompanying notes to these financial statements.

		JNF Loomis Sayles Bond Portfolio
		PORTFOLIO OF INVESTMENTS (continued)
		June 30, 2009 (Unaudited)
					Value

		TOTAL INVESTMENTS - 99.2% (Cost - $30,563,725)(h)			$ 28,533,563
		OTHER ASSETS LESS LIABILITIES - 0.8%			218,990
		NET ASSETS - 100.0%			$ 28,752,553

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At June 30, 2009, these securities amounted to 2,471,680 or 8.60% of net assets.
(b)	Principal amount stated in Foreign Currency
	BRL - Brazilian Real IDR - Indonesian Rupiah ISK-Icelandic Krona AUD - Australian Dollar
	SGD - Singapore Dollar NZD - New Zealand Dollar MXN - Mexican Peso CAD - Canadian Dollar
(c)	Variable rate security - interest rate subject to change.
(d)	Bond in default - non inome producing.
(e)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(f)	These securities have discontinued dividend payments.
(g)	Variable rate security; the money market rate shown represents the rate at June 30, 2009.
(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 777,589
		Unrealized depreciation			(2,807,751)
		Net unrealized depreciation			$ (2,030,162)

See accompanying notes to these financial statements.

JNF Money Market Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value

		COMMERCIAL PAPER - 78.2%
6,600,000		Abbey National North America, LLC	0.2800	8/18/2009	$ 6,597,536
6,500,000	*	Atlantic Asset Securitization, LLC	0.4500	8/3/2009	6,497,317
6,000,000	*	Atlantis One Funding Corp.	0.4000	8/12/2009	5,997,198
6,400,000		Banque et Caisse de L'Etat Epargne	0.2300	7/6/2009	4,699,850
4,700,000		BNP Paribas Finance, Inc.	0.4800	8/6/2009	6,396,926
4,800,000		Calyon North America, Inc.	0.4500	7/2/2009	4,799,940
2,000,000	*	Cancara Asset Securitization, LLC	0.8000	7/21/2009	1,999,110
3,400,000	*	Coca-Cola Co.	0.2400	9/17/2009	3,398,232
6,300,000	*	Concord Minutemen Capital Co., LLC	0.9000	7/1/2009	6,300,000
6,700,000	*	Gemini Securitizationn Corp., LLC	0.5000	8/3/2009	6,696,927
6,600,000		JP Morgan Chase & Co.	0.2500	7/13/2009	6,599,450
6,200,000	*	Kitty Hawk Funding Corp.	0.3000	8/4/2009	6,198,243
3,300,000	*	National Australia Funding Delaware, Inc.	0.4200	7/24/2009	3,299,114
6,900,000		Nordea North America, Inc.	0.2500	7/13/2009	6,899,425
4,700,000	*	Old Line Funding, LLC	0.3300	9/15/2009	4,696,725
3,900,000	*	Regency Markets No. 1, LLC	0.3700	7/13/2009	3,899,519
4,800,000	*	Sheffield Receivables Corp.	0.3500	7/6/2009	4,799,766
6,000,000		Societe Generale North America, Inc.	0.5400	8/11/2009	5,996,307
6,300,000	*	Thunder Bay Funding, LLC	0.3000	7/1/2009	6,300,000
5,900,000		UBS Finance DE, LLC	0.2800	7/16/2009	5,899,312
3,000,000	*	Westpac Banking Corp.	0.4200	8/6/2009	2,998,739
		TOTAL COMMERCIAL PAPER (Cost $110,969,636)			110,969,636

		CORPORATE NOTES - 12.3%
5,705,000	+	Benjamin Rose Institute	1.5600	7/1/2009	5,705,000
431,000	+	Chatham Capital Corp.	0.4200	7/1/2009	431,000
5,600,000	*,+	M3 Realty LLC	0.9000	7/1/2009	5,600,000
470,000	+	S&L Capital LLC	1.0000	7/1/2009	470,000
5,255,000	*,+	St Jean Industries Inc.	1.5000	7/1/2009	5,255,000
		TOTAL CORPORATE NOTES (Cost $17,461,000)			17,461,000

		MUNICIPAL BONDS - 11.0%
5,350,000	+	Parma Ohio	1.5600	7/1/2009	5,350,000
		Economic Development Revenue Bonds
5,500,000	+	Hardin County KY	0.6000	7/1/2009	5,500,000
		Industrial Building Revenue Bonds
4,750,000	+	New York City Housing Development Corp., Multi-Family	0.3700	7/8/2009	4,750,000
		Rental Housing Revenue Bonds, Ser. B
		TOTAL MUNICIPAL BONDS (Cost $15,600,000)			15,600,000

		TOTAL INVESTMENTS - 101.5% (Cost - $144,030,636)			$ 144,030,636
		OTHER LIABILITIES LESS ASSETS - (1.5%)			(2,120,358)
		NET ASSETS - 100.0%			$ 141,910,278

*	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from
	registration to qualified institutional buyers. At June 30, 2009, these securities amounted to 73,935,890 or 52.1% of net assets.
+	Variable rate security - interest rate subject to periodic change.

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)
			JNF Loomis	JNF Money
	JNF Equity	JNF Balanced	Sayles Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS
Investments, at cost	$ 69,524,945	$ 22,699,065	$ 30,563,725	$ 144,030,636
Investments in securities, at value	$ 65,012,792	$ 21,189,171	$ 28,533,563	$ 144,030,636
Cash	49,847	2,699	-	33,489
Receivable for securities sold	4,385,121	23,780	14,524	-
Dividends and interest receivable	92,266	74,812	429,505	31,112
Due from investment advisor	-	-	-	641
Unrealized appreciation on forward currency
exchange contracts	-	-	542	-
Prepaid expenses and other assets	916	229	397	13,146
TOTAL ASSETS	69,540,942	21,290,691	28,978,531	144,109,024

LIABILITIES
Payable for securities purchased	4,328,227	23,786	40,000	-
Investment advisory fees payable	36,422	10,028	15,166	-
Fees payable to other affiliates	14,440	3,515	7,297	13,393
Distribution (12b-1) fees payable	14,430	4,736	6,671	-
Payable for portfolio shares redeemed	3,168	342	400	2,134,205
Dividends payable	-	-	95,577	-
Shareholder servicing fees	-	-	-	31,941
Unrealized depreciation on forward currency
exchange contracts	-	-	43,347	-
Accrued expenses and other liabilities	41,097	23,897	17,520	19,207
TOTAL LIABILITIES	4,437,784	66,304	225,978	2,198,746

NET ASSETS	$ 65,103,158	$ 21,224,387	$ 28,752,553	$ 141,910,278

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	127,154,627	29,659,356	31,914,505	141,906,086
Undistributed net investment income	999,105	3,547	152,976	-
Accumulated net realized gain / (loss) on investments
and foreign currency transactions	(58,538,421)	(6,928,622)	(1,245,012)	4,192
Net unrealized depreciation on investments	(4,512,153)	(1,509,894)	(2,069,916)	-
NET ASSETS	$ 65,103,158	$ 21,224,387	$ 28,752,553	$ 141,910,278

Shares of Beneficial Interest Outstanding	4,925,598	1,778,046	3,366,585	141,906,086
Net Asset Value/Offering & Redemption Price per share	$ 13.22	$ 11.94	$ 8.54	$ 1.00

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

			JNF Loomis	JNF Money
	JNF Equity	JNF Balanced	Sayles Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$ 662,680	$ 205,862	$ 14,430	$ -
Interest	467	127,663	1,121,902	751,070
TOTAL INVESTMENT INCOME	663,147	333,525	1,136,332	751,070

EXPENSES:
Investment advisory fees	193,925	66,801	81,412	106,039
Distribution (12b-1) fees	74,587	25,693	31,313	-
Shareholder servicing fees	-	-	-	212,078
Administration service fees	55,214	24,252	36,054	117,372
Professional fees	16,605	6,901	5,956	19,781
Custodian fees	13,340	12,098	6,619	7,252
Compliance officers fees	5,860	2,203	1,309	5,604
Trustees' fees and expenses	5,225	3,899	3,952	4,328
Insurance expenses	2,355	680	506	3,230
Printing and postage expense	540	531	1,017	780
Treasury insurance expense	-	-	-	27,102
Other expenses	-	-	105	-
TOTAL EXPENSES	367,651	143,058	168,243	503,566

Less: Fees waived/expenses reimbursed by the Advisor	(34,835)	(28,413)	(27,302)	(112,898)
Less: Fees waived by the Administrator				(2,170)
NET EXPENSES	332,816	114,645	140,941	388,498

NET INVESTMENT INCOME	330,331	218,880	995,391	362,572

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on transactions from:
Investment transactions	(12,170,311)	(2,603,913)	(624,585)	4,192
Foreign currency transactions	-	-	(142,878)	-
Net realized loss	(12,170,311)	(2,603,913)	(767,463)	4,192

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2009 (Unaudited)

			JNF Loomis	JNF Money
	JNF Equity	JNF Balanced	Sayles Bond	Market
	Portfolio	Portfolio	Portfolio	Portfolio

Net change in unrealized appreciation/(depreciation) on:
Investment transactions	16,204,255	3,177,581	4,716,771	-
Foreign currency transactions	-	-	(24,021)	-
Net change in unrealized (depreciation)	16,204,255	3,177,581	4,692,750	-

NET REALIZED AND UNREALIZED GAIN ON
INVESTMENTS	4,033,944	573,668	3,925,287	4,192

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 4,364,275	$ 792,548	$ 4,920,678	$ 366,764

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	JNF Equity Portfolio		JNF Balanced Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008	(Unaudited)	2008
FROM OPERATIONS
Net investment income	$ 330,331	$ 668,853	$ 218,880	$ 604,085
Net realized loss on investments	(12,170,311)	(32,928,174)	(2,603,913)	(3,058,692)
Net change in unrealized appreciation (depreciation)
on investments	16,204,255	(18,670,796)	3,177,581	(4,951,598)
Net Increase/(Decrease) in Net Assets
Resulting From Operations	4,364,275	(50,930,117)	792,548	(7,406,205)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	-	(154,231)	(218,909)	(590,432)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	293,497	631,108	149,285	516,914
Reinvestment of dividends and distributions	-	154,231	218,909	590,432
Cost of shares redeemed	(3,315,009)	(21,313,297)	(2,049,295)	(6,506,086)
Net Decrease in Net Assets From Share
Transactions of Beneficial Interest	(3,021,512)	(20,527,958)	(1,681,101)	(5,398,740)

TOTAL INCREASE / (DECREASE) IN NET ASSETS	1,342,763	(71,612,306)	(1,107,462)	(13,395,377)

NET ASSETS
Beginning of period	63,760,395	135,372,701	22,331,849	35,727,226
End of period*	$ 65,103,158	$ 63,760,395	$ 21,224,387	$ 22,331,849
* Includes undistributed net investment income of	$ 999,105	$ 668,774	$ 3,547	$ 3,576

SHARES ACTIVITY
Shares Sold	24,691	32,514	13,320	36,844
Shares Reinvested	-	8,062	19,631	44,139
Shares Redeemed	(281,295)	(1,165,797)	(183,535)	(472,878)
Net Decrease in shares of beneficial
interest outstanding	(256,604)	(1,125,221)	(150,584)	(391,895)

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	JNF Loomis Sayles Bond Portfolio		JNF Money Market Portfolio
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	June 30, 2009	December 31,	June 30, 2009	December 31,
	(Unaudited)	2008 (a)	(Unaudited)	2008 (b)
FROM OPERATIONS
Net investment income	$ 995,391	$ 1,040,058	$ 362,572	$ 2,420,186
Net realized gain/(loss) on investments and foreign
currency transactions	(767,463)	(477,552)	4,192	-
Net change in unrealized appreciation (depreciation)
on investments and foreign currency transactions	4,692,750	(6,762,666)	-	-
Net Increase/(Decrease) in Net Assets
Resulting From Operations	4,920,678	(6,200,160)	366,764	2,420,186

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	(852,367)	(1,030,103)	(362,572)	(2,420,186)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,969,559	31,510,717	118,997,924	307,773,926
Reinvestment of dividends and distributions	184,869	781,498	362,572	2,420,290
Cost of shares redeemed	(10,748,820)	(783,318)	(121,454,418)	(166,194,208)
Net Increase/(Decrease) in Net Assets From Share
Transactions of Beneficial Interest	405,608	31,508,897	(2,093,922)	144,000,008

TOTAL INCREASE / (DECREASE) IN NET ASSETS	4,473,919	24,278,634	(2,089,730)	144,000,008

NET ASSETS
Beginning of period	24,278,634	-	144,000,008	-
End of period*	$ 28,752,553	$ 24,278,634	$ 141,910,278	$ 144,000,008
* Includes undistributed net investment income of	$ 152,976	$ 9,952	$ -	$ -

SHARES ACTIVITY
Shares Sold	1,368,858	3,302,983	118,997,924	307,773,926
Shares Reinvested	23,748	90,834	362,572	2,420,290
Shares Redeemed	(1,331,344)	(88,494)	(121,454,418)	(166,194,208)
Net Increase/(Decrease) in shares of beneficial
interest outstanding	61,262	3,305,323	(2,093,922)	144,000,008

(a)	The JNF Loomis Sayles Bond Portfolio commenced operations on May 1, 2008.
(b)	The JNF Money Market Portfolio commenced operations on April 7, 2008.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Equity Portfolio
	Six Months Ended		Year Ended	Period Ended
	Ended June 30, 2009		December 31,	December 31,
	(Unaudited)		2008	2007 (1)

Net asset value, beginning of period	$ 12.30		$ 21.46	$ 23.75
Activity from investment operations:
Net investment income (2)	0.07		0.12	0.02
Net realized and unrealized gain (loss) on investments	0.85		(9.25)	(2.31)
Total from investment operations	0.92		(9.13)	(2.29)

Less distributions from:
Net investment income	0.00		(0.03)	-

Net asset value, end of period	$ 13.22		$ 12.30	$ 21.46

Total return (3)	7.48%	(4)	-42.60%	-9.64%	(4)

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 65,103		$ 63,760	$ 135,373

Ratios of expenses to average net assets	1.12%	(5)	1.10%	1.10%	(5)

Ratios of expenses to average net assets before waivers	1.24%	(5)	1.17%	1.17%	(5)

Ratios of net investment income to average net assets	1.11%	(5)	0.67%	0.15%	(5)

Ratios of net investment income to average net assets	0.99%	(5)	0.60%	0.08%	(5)
before waiver

Portfolio turnover rate	61%	(4)	118%	97%	(4)

(1) The JNF Equity Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Balanced Portfolio
	Six Months Ended		Year Ended	Period Ended
	Ended June 30, 2009		December 31,	December 31,
	(Unaudited)		2008	2007 (1)

Net asset value, beginning of period	$ 11.58		$ 15.40	$ 15.81
Activity from investment operations:
Net investment income (2)	0.12		0.29	0.18
Net realized and unrealized gain (loss) on investments	0.36		(3.82)	(0.41)
Total from investment operations	0.48		(3.53)	(0.23)

Less distributions from:
Net investment income	(0.12)		(0.29)	(0.18)

Net asset value, end of period	$ 11.94		$ 11.58	$ 15.40

Total return (3)	3.76%	(4)	-23.16%	-1.46%	(4)

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 21,224		$ 22,332	$ 35,727

Ratios of expenses to average net assets	1.12%	(5)	1.10%	1.10%	(5)

Ratios of expenses to average net assets before waivers	1.40%	(5)	1.28%	1.31%	(5)

Ratios of net investment income to average net assets	2.14%	(5)	2.09%	1.73%	(5)

Ratios of net investment income to average net assets	1.86%	(5)	1.90%	1.52%	(5)
before waiver (5)

Portfolio turnover rate	64%	(4)	98%	126%	(4)

(1) The JNF Balanced Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Loomis Sayles Bond Portfolio
	Six Months	Period Ended
	Ended June 30, 2009	December 31,
	(Unaudited)	2008 (1)

Net asset value, beginning of period	$ 7.35	$ 10.00
Activity from investment operations:
Net investment income (2)	0.30	0.38
Net realized and unrealized gain (loss) on investments	1.15	(2.67)
Total from investment operations	1.45	(2.29)

Less distributions from:
Net investment income	(0.26)	(0.36)

Net asset value, end of period	$ 8.54	$ 7.35

Total return (3,4)	20.18%	-23.23%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 28,753	$ 24,279

Ratios of expenses to average net assets (5)	1.12%	1.10%

Ratios of expenses to average net assets before waivers (5)	1.34%	1.37%

Ratios of net investment income to average net assets (5)	7.92%	6.55%

Ratios of net investment income to average net assets
before waiver (5)	7.70%	6.28%

Portfolio turnover rate (4)	24%	10%

(1) The JNF Loomis Sayles Bond Portfolio commenced operations on May 1, 2008.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Money Market Portfolio
	Six Months	Period Ended
	Ended June 30, 2009	December 31,
	(Unaudited)	2008 (1)

Net asset value, beginning of period	$ 1.00	$ 1.00
Activity from investment operations:
Net investment income (2)	0.00	0.02
Net realized and unrealized gain (loss) on investments	-	-
Total from investment operations	0.00	0.02

Less distributions from:
Net investment income	(0.00)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00

Total return (3,4)	0.23%	1.84%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 141,910	$ 144,000

Ratios of expenses to average net assets (5)	0.55%	0.52%

Ratios of expenses to average net assets before waivers (5)	0.71%	0.70%

Ratios of net investment income to average net assets (5)	0.51%	2.51%

Ratios of net investment income to average net assets
before waiver (5)	0.35%	2.34%

(1) The JNF Money Market Portfolio commenced operations on April 7, 2008.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4) Not annualized.
(5) Annualized.

See accompanying notes to these financial statements.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (Unaudited)

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”), the JNF Balanced Portfolio (the “Balanced Portfolio”), the JNF Loomis Sayles Bond Portfolio (the “Bond Portfolio”) and the JNF Money Market Portfolio (the “Money Market Portfolio”), (collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including the Adviser’s affiliate, Jefferson National Life Insurance Company.  The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts.  However, Jefferson National Life separate accounts own 100% of the shares offered by each Portfolio except the Money Market Portfolio which it owns 98% of the shares outstanding and the Bond Portfolio which it owns 63% of the shares outstanding.  The investment objective of each Portfolio is as follows:

Portfolio

Primary Objective

Equity Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

Balanced Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

Bond Portfolio

High total investment return through a combination of current income and capital appreciation.

Money Market Portfolio

High level of current income as is consistent with preservation of capital and daily liquidity.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).   Management has evaluated subsequent events through August 25, 2009, the date the financials were issued.

It is the Money Market Portfolio’s policy to maintain a continuous net asset value per share of $1.00; this Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.  There is no assurance, however, that this Portfolio will be able to maintain a stable net asset value per share of $1.00.

Securities valuation – Securities and other assets held by the Equity, Balanced and Bond Portfolios for which market quotes are available are valued at the last reported sale price at the close of the regular trading session of the securities relevant exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, include the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Money Market Portfolio values all of its securities on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which has been determined by the Board to represent the approximate market value.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Portfolio’s assets and liabilities measured at fair value:

Equity Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	64,451,828	-	-	64,451,828
Money Market Funds	560,964	-	-	560,964
Total	65,012,792	-	-	65,012,792

Balanced Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,950,582	-	-	15,950,582
Bond & Notes	-	5,189,764	-	5,189,764
Money Market Funds	48,825	-	-	48,825
Total	15,999,407	5,189,764	-	21,189,171

Bond Portfolio

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	26,498,977		26,498,977
Convertible Bonds	-	1,243,324	-	1,243,324
Preferred Stocks	-	450,748		450,748
Money Market Funds	340,514	-	-
Total	340,514	28,193,049	-	28,533,563

Liabilities	Level 1	Level 2	Level 3	Total
Derivitive Instruments*	(42,805)	-	-	(42,805)

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Money Market Portfolio

Assets	Level 1	Level 2	Level 3	Total
Commercial Paper	-	110,969,636	-	110,969,636
Corporate Notes	-	17,461,000	-	17,461,000
Municipal Bonds	-	15,600,000	-	15,600,000
Total	-	144,030,636	-	144,030,636

The Portfolios did not hold any Level 3 securities during the period.

* Derivative instruments include forward currency exchange contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The Portfolios adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period.

Security transactions and related income – Security transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain respectively.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Portfolios’ investments in real estate investment trusts (“REITS”) are reported to the Portfolios after the end of the calendar year; accordingly, the Portfolios estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Portfolios after the end of the calendar year.  Estimates are based on the most recent REIT distribution information available.  Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Foreign currency transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Dividends and distributions to shareholders – The following table summarizes each Portfolio’s Investment Income and Capital Gain declaration policy:

Portfolio

           Income Dividends

    Capital Gains

Equity Portfolio

Annually

    Annually

Balanced Portfolio

Quarterly

    Annually

Bond Portfolio

Monthly

    Annually

Money Market Portfolio

Daily – Paid Monthly

    Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

On July 31, 2009, the Board of Trustees declared a cash dividend of $.0389 and $.1370 per share on the Bond Portfolio and Equity Portfolio respectively, from net investment income-net, payable on August 3, 2009 to shareholders of record as of the close of business on July 30, 2009.

Concentration of Risk –

Bond Portfolio -

Foreign risk: Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility.  In addition, certain foreign securities may not be as liquid as U.S. securities.

Credit risk: The Bond Portfolio may invest up to 35% of its assets in high yield fixed income securities which carry ratings of BB+ or lower by S&P or Ba1 or lower by Moody’s.  Investments in these higher yielding securities are generally more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Currency risk: The value of the Bond Portfolio’s investments may fall as a result of changes in exchange rates.

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

The Portfolios recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2007 and 2008 and during the six months ended June 30, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Portfolios did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

Treasury’s Temporary Guarantee Program – The Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).  Under the Program, the Treasury guarantees the share price of the Portfolio held by shareholders as of September 19, 2008 at $1.00 per share if the Portfolio’s net asset value per share falls below $0.995 (a “Guarantee Event”) the Portfolio is liquidated.  Recovery under the Program is subject to certain conditions and limitations.  Portfolio shares acquired by investors after September 19, 2008 that increase the number of Portfolio shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program.  In addition, portfolio shares acquired by investors who did not hold Portfolio shares at the close of business on September 19, 2008 are not eligible for protection under the Program.  The Program, which was originally set to expire on April 30, 2009, has been extended by the Treasury until September 18, 2009.  Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively of the portfolio’s shares outstanding as of September 19, 2008.  This expense is being borne by the Portfolio without regard to any expense limitation currently in effect.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio

     Purchases

         Sales

Equity Portfolio

$  36,457,788

          $  39,364,852

Balanced Portfolio

    13,031,813

   14,081,681

Bond Portfolio

    10,485,549

                5,523,204

Forward Currency Exchange Contracts – The Portfolios may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks on its non-US dollar denominated investments.  When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Portfolios as an unrealized gain or loss which are included as a component of unrealized gains and loss in the Statement of Operations.  As foreign currency contracts are closed, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from forward currency contract transactions are included as a component of net realized gains (losses) from foreign currency in the Statements of Operations.  These instruments involve market risk and/or credit risk, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. The following table summarized the position held as of June 30, 2009

Bond Portfolio:

 Foreign

    Unrealized

Forward Currency

Currency

  Appreciation /

Exchange Contract

 Amount

Cost($)

Value($)

(Depreciation)($)

Purchases:

Singapore Dollar,

     Expiring 7/29/2009

  45,000

 64,998

31,064

(33,934)

Sales:

Euro, Expiring 7/29/2009

  35,000

 49,607

49,065

542

Singapore Dollar,

     Expiring 7/29/2009

  355,000

 235,646

245,059

(9,413)

  TOTAL

(42,805)

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are supervised under the direction of the Board, which is responsible for the overall management of the Portfolios. JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). Chicago Equity Partners, LLC serves as the Sub-Advisor (Chicago Equity”) for the Equity Portfolio and Balanced Portfolios, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as the sub-advisor for the Bond Portfolio and Aim Advisors, Inc. (“AIM”) serves as sub-advisor for the Money Market Portfolio, (collectively the “Sub-Advisors).  The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the supervision of the Board, supervises the performance of Sub-Advisors, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: .65% of the Equity, Balanced and Bond Portfolio’s and .15% for the Money Market Portfolio’s average daily net assets.  Pursuant to a sub-advisory agreement, the Advisor pays each sub-advisor a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: .30% of the Equity Portfolio, .27% of the Balanced Portfolio, .325% of the Bond Portfolio and .05% for the Money Market Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2010 to waive a portion of its advisory fee and has agreed to reimburse the Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.15% per annum for the Equity, Balanced and Bond Portfolio’s and .50% per annum for the Money Market Portfolio’s average daily net assets.  Prior to April 30, 2009 the operating expense limitations were 1.10% per annum for the Equity, Balanced and Bond Portfolio’s and .50% per annum for the Money Market Portfolio.  During the six months ended June 30, 2009 the Advisor waived/reimbursed fees for the Portfolios as follows:

Portfolio

Waiver/Reimbursement

Equity Portfolio

$ 34,835

Balanced Portfolio

   28,413

Bond Portfolio

   27,302

Money Market

 Portfolio

 112,898

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolios’ Operating Expenses are subsequently less than 1.15% or 1.10% prior to April 30, 2009 of average daily net assets for the Equity, Balanced and Bond Portfolio’s, and .50% of average daily net assets for the Money Market Portfolio the Advisor shall be entitled to reimbursement by the Portfolios for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolios’ expenses to exceed 1.15% or 1.10% prior to April 30, 2009 of average daily net assets for the Equity, Balanced and Bond Portfolio’s and .50% of average daily net assets for the Money Market Portfolio. If the Portfolios’ Operating Expenses subsequently exceed 1.15% or 1.10% prior to April 30, 2009 per annum of the Equity, Balance and Bond Portfolio’s average daily net assets, and .50% of average daily net assets for the Money Market Portfolio the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

During the period ended December 31, 2008 the Advisor has the following waived that may be recovered no later then the dates indicated:

Portfolio

Dec 31, 2010

Dec 31, 2011

Equity Portfolio

 $  71,339

 $  66,624

Balanced Portfolio

     52,712

     52,997

Bond Portfolio

-

     43,058

Money Market

 Portfolio

-

    165,525

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by the Equity, Balanced and Bond Portfolio’s at an annual rate of .25% of its average daily net assets. Pursuant to the Plan, each of these Portfolios may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2009 the Equity, Balanced and Bond Portfolio’s were charged $74,587, $25,693 and $31,313, respectively, pursuant to the plan.

The Portfolios pay each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency to the Portfolios as follows:

Administration, Fund Accounting and Transfer Agency.  The Portfolios pay GFS an asset-based fee in decreasing amounts as the combined Portfolios assets reach certain breakpoints. The Portfolios are subject to minimum annual fees. The Portfolios also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum complex annual fee of $280,000 or

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on the next $250 million in net assets

-

8 basis points or 0.08% per annum on net assets greater than $500 million

Effective May 1, 2009 GFS has agreed to waive .01% per annum of its fee on the Money Market Portfolio.  This agreement may be terminated at any time.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolios an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2009 the Equity, Balanced, Bond and Money Market Portfolios incurred expenses of $5,800, $2,203, $1,309, and $5,604 respectively, for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2009, GemCom collected amounts totaling $395, $916, $449 and $2,129 respectively for the Equity, Balanced, Bond and Money Market Portfolios for EDGAR and printing services performed.

Pursuant to the Participation Agreement (the “Agreement”) by and among the Trust and Jefferson National Life Insurance Company (the “Company”) an affiliate of JNF Advisors, the Company is compensated for providing certain administration services to the Money Market Portfolio at the rate of .30% of average daily net assets.  For the six months ended June 30, 2009, the Company received $212,078.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended December 31, 2008 were as follows:

As of December 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and mark-to-market on open forward currency exchange contracts.  The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of paydown gain/(loss) and foreign currency gain / (loss).

Capital and foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such capital and foreign currency losses as follows:

At December 31, 2008, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009 (Unaudited)

Permanent book and tax differences attributable to differences in book/tax treatment of paydown gain/(loss) and foreign currency gain/(loss) resulted in reclassification for the period ended December 31, 2008 as follows:

JNF Portfolios

EXPENSE EXAMPLES (unaudited)

June 30, 2009

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 through June 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

*Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year 365 for the Equity, Balanced, Bond and Money Market Portfolio’s, respectively.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR

JNF Advisors, Inc.

9920 Corporate Campus Dr., Suite 1000
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/09